AB Global High Income Fund

Portfolio of Investments

December 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 40.0%
Industrial – 33.5%
Basic – 2.7%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	140	$147,436
Alcoa Nederland Holding BV 6.125%, 05/15/2028(a)		289	316,097
Allegheny Technologies, Inc. 7.875%, 08/15/2023		205	225,045
Ashland LLC 4.75%, 08/15/2022		48	50,301
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		350	371,000
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		1,403	1,516,168
CF Industries, Inc. 4.95%, 06/01/2043		620	763,417
5.375%, 03/15/2044		747	945,779
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027		222	226,131
6.75%, 03/15/2026(a)		107	115,367
9.875%, 10/17/2025(a)		1,169	1,374,345
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		751	779,267
Element Solutions, Inc. 3.875%, 09/01/2028(a)		993	1,021,678
ERP Iron Ore, LLC 9.039%, 12/31/2021(b) (c) (d) (e)		240	204,246
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		1,028	1,140,616
4.75%, 05/15/2022(a)		217	223,687
5.125%, 03/15/2023(a)		69	72,739
Freeport-McMoRan, Inc. 3.55%, 03/01/2022		220	224,260
3.875%, 03/15/2023		215	224,424
4.375%, 08/01/2028		168	178,333
4.625%, 08/01/2030		203	223,645
5.45%, 03/15/2043		694	864,205
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		297	326,711
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		1,290	1,310,869
Hecla Mining Co. 7.25%, 02/15/2028		1,328	1,450,306
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		852	941,469
Intelligent Packaging Holdco Issuer LP 9.00% (9.0% Cash or 9.75% PIK), 01/15/2026(a) (c)		611	618,223

	Principal Amount (000)		U.S. $ Value

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)	U.S.$	1,134	$1,165,987
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		619	701,696
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		277	297,747
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)	EUR	846	1,067,449
LABL Escrow Issuer LLC 6.75%, 07/15/2026(a)	U.S.$	209	225,909
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (d) (e) (f) (g)		2,857	0
Methanex Corp. 5.25%, 12/15/2029		207	224,163
Nouryon Holding BV 6.50%, 10/01/2026(a)	EUR	1,010	1,300,642
8.00%, 10/01/2026(a)	U.S.$	171	182,297
Novelis Corp. 4.75%, 01/30/2030(a)		210	226,310
5.875%, 09/30/2026(a)		1,523	1,595,045
Olin Corp. 5.625%, 08/01/2029		487	527,982
Peabody Energy Corp. 6.00%, 03/31/2022(a)		438	323,605
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 04/01/2025(a)		288	292,916
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 07/15/2023(a)		29	29,356
SPCM SA 4.875%, 09/15/2025(a)		975	1,005,181
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.50%, 06/15/2025(a)		233	231,093
United States Steel Corp. 12.00%, 06/01/2025(a)		1,583	1,832,262
Valvoline, Inc. 4.25%, 02/15/2030(a)		1,707	1,811,363
WR Grace & Co.-Conn 4.875%, 06/15/2027(a)		413	439,152
5.625%, 10/01/2024(a)		386	417,079

			29,752,998

Capital Goods – 2.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (c)	EUR	939	1,167,659
6.50% (6.5% Cash/7.25% PIK), 06/30/2027(a) (c)	U.S.$	1,039	1,101,506

	Principal Amount (000)		U.S. $ Value

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/2025(a)	U.S.$	212	$223,395
Ball Corp. 2.875%, 08/15/2030		225	224,992
4.00%, 11/15/2023		162	173,035
4.875%, 03/15/2026		199	224,694
Bombardier, Inc. 5.75%, 03/15/2022(a)		932	950,620
7.50%, 12/01/2024-03/15/2025(a)		2,404	2,248,189
7.875%, 04/15/2027(a)		386	354,903
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		25	26,396
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		633	625,455
Colfax Corp. 6.00%, 02/15/2024(a)		194	201,034
6.375%, 02/15/2026(a)		207	221,389
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029(a)		211	224,362
Energizer Holdings, Inc. 4.75%, 06/15/2028(a)		348	366,185
7.75%, 01/15/2027(a)		202	224,453
EnerSys 4.375%, 12/15/2027(a)		935	988,149
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		957	926,347
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,205	1,265,250
GFL Environmental, Inc. 8.50%, 05/01/2027(a)		465	517,444
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		507	563,647
Griffon Corp. 5.75%, 03/01/2028		1,487	1,579,306
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		128	131,256
Liberty Tire Recycling LLC 9.50%, 01/15/2023(b) (f) (g)		705	702,692
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		1,050	1,069,827
Moog, Inc. 4.25%, 12/15/2027(a)		373	390,075
Rebecca Bidco GmbH 5.75%, 07/15/2025(a)	EUR	384	493,388
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	223	225,119
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(a)		700	704,081
5.375%, 05/01/2026(a)		402	414,479

	Principal Amount (000)		U.S. $ Value

Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)	U.S.$	141	$152,515
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)		367	385,467
Terex Corp. 5.625%, 02/01/2025(a)		262	269,917
Tervita Corp. 11.00%, 12/01/2025(a)		1,658	1,784,807
TransDigm, Inc. 6.25%, 03/15/2026(a)		556	592,496
6.50%, 07/15/2024		1,529	1,556,620
8.00%, 12/15/2025(a)		820	905,156
Triumph Group, Inc. 6.25%, 09/15/2024(a)		392	387,739
7.75%, 08/15/2025		428	392,009
8.875%, 06/01/2024(a)		716	785,705
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	125,557
5.50%, 08/15/2026(a)	U.S.$	227	239,728
8.50%, 08/15/2027(a)		382	421,345
Vertical Holdco GmbH 7.625%, 07/15/2028(a)		465	507,461
Vertical US Newco, Inc. 5.25%, 07/15/2027(a)		306	323,784
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		20	21,990
7.25%, 06/15/2028(a)		532	604,398

			27,986,021

Communications - Media – 3.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		1,651	1,744,801
Altice Financing SA 7.50%, 05/15/2026(a)		1,782	1,875,982
AMC Networks, Inc. 4.75%, 08/01/2025		218	225,074
5.00%, 04/01/2024		221	225,368
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		446	460,483
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	210	255,963
5.375%, 03/01/2025(a)	U.S.$	420	435,949
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		213	226,990
4.75%, 03/01/2030(a)		211	227,692
5.00%, 02/01/2028(a)		212	223,857
5.125%, 05/01/2027(a)		551	584,258
5.375%, 06/01/2029(a)		206	225,983
5.75%, 02/15/2026(a)		582	601,031
5.875%, 05/01/2027(a)		215	223,871

	Principal Amount (000)		U.S. $ Value

Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)	U.S.$	908	$928,512
CSC Holdings LLC 3.375%, 02/15/2031(a)		231	227,788
4.125%, 12/01/2030(a)		217	226,766
5.25%, 06/01/2024		207	223,942
5.375%, 02/01/2028(a)		1,502	1,604,985
5.50%, 05/15/2026(a)		200	208,168
7.50%, 04/01/2028(a)		941	1,063,642
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		283	229,965
6.625%, 08/15/2027(a)		369	223,214
DISH DBS Corp. 5.00%, 03/15/2023		178	184,644
5.875%, 11/15/2024		2,291	2,400,975
6.75%, 06/01/2021		333	339,659
7.75%, 07/01/2026		197	220,528
Gray Television, Inc. 7.00%, 05/15/2027(a)		204	223,326
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		60	61,560
5.25%, 08/15/2027(a)		285	300,338
6.375%, 05/01/2026		207	221,533
8.375%, 05/01/2027		202	215,337
Lamar Media Corp. 4.875%, 01/15/2029		147	156,470
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		2,489	2,644,770
Liberty Interactive LLC 3.75%, 02/15/2030(h)		875	671,217
Lions Gate Capital Holdings LLC 6.375%, 02/01/2024(a)		218	224,057
Meredith Corp. 6.875%, 02/01/2026		2,675	2,620,458
National CineMedia LLC 5.875%, 04/15/2028(a)		623	523,964
Netflix, Inc. 4.375%, 11/15/2026		802	888,498
4.875%, 04/15/2028		471	531,252
5.875%, 11/15/2028		187	224,041
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		580	591,123
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		445	466,766
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		639	667,657
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		224	229,094
5.50%, 03/01/2030(a)		810	841,839
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		221	223,836

	Principal Amount (000)		U.S. $ Value

4.625%, 07/15/2024(a)	U.S.$	216	$223,904
5.50%, 07/01/2029(a)		204	224,905
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	1,395	1,795,557
TEGNA, Inc. 4.75%, 03/15/2026(a)	U.S.$	346	368,729
5.00%, 09/15/2029		830	876,902
5.50%, 09/15/2024(a)		68	69,405
Telenet Finance Luxembourg Notes Sarl 5.50%, 03/01/2028(a)		200	213,372
Univision Communications, Inc. 6.625%, 06/01/2027(a)		1,593	1,710,420
9.50%, 05/01/2025(a)		309	343,739
UPC Holding BV 5.50%, 01/15/2028(a)		2,223	2,347,113
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		992	1,040,303
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		299	315,240
6.00%, 01/15/2027(a)		815	857,490
Ziggo BV 5.50%, 01/15/2027(a)		1,644	1,723,079

			40,257,384

Communications - Telecommunications – 2.0%
Altice France SA/France 7.375%, 05/01/2026(a)		1,421	1,494,608
8.125%, 02/01/2027(a)		465	512,420
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		1,501	1,621,350
7.50%, 10/15/2026(a)		395	420,093
CenturyLink, Inc. 5.125%, 12/15/2026(a)		214	225,848
Series T 5.80%, 03/15/2022		78	81,891
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		1,321	1,420,471
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		1,916	2,055,026
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	506	636,880
9.375%, 06/17/2023(a)	U.S.$	895	922,425
Embarq Corp. 7.995%, 06/01/2036		184	226,851
Frontier Communications Corp. 5.875%, 10/15/2027(a)		777	836,817
6.75%, 05/01/2029(a)		321	343,393
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		730	825,516
7.625%, 06/15/2021		1,383	1,418,288

	Principal Amount (000)		U.S. $ Value

Intelsat Jackson Holdings SA 5.50%, 08/01/2023(d) (i)	U.S.$	1,675	$1,136,373
Intrado Corp. 8.50%, 10/15/2025(a)		748	723,844
Level 3 Financing, Inc. 5.25%, 03/15/2026		164	169,257
5.375%, 01/15/2024		837	845,133
Sprint Capital Corp. 8.75%, 03/15/2032		83	131,394
T-Mobile USA, Inc. 4.75%, 02/01/2028		39	41,901
6.00%, 03/01/2023		743	744,857
Telecom Italia Capital SA 7.20%, 07/18/2036		483	652,712
7.721%, 06/04/2038		1,784	2,486,419
Telecom Italia SpA/Milano 5.303%, 05/30/2024(a)		206	224,418
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		530	542,483
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(a)		223	223,802
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		1,456	1,542,970

			22,507,440

Consumer Cyclical - Automotive – 2.6%
Adient US LLC 9.00%, 04/15/2025(a)		989	1,106,130
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		221	226,084
5.875%, 06/01/2029(a)		489	541,812
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		274	284,410
6.875%, 07/01/2028		1,414	1,521,567
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		1,095	1,190,813
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (c)		1,851	1,855,203
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		210	225,283
8.50%, 05/15/2027(a)		1,939	2,103,693
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)		109	113,050
Dana, Inc. 5.375%, 11/15/2027		109	115,664
5.625%, 06/15/2028		182	196,181
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		1,116	1,174,525
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (d) (f) (g)		2,940	—
(First Lien) 11.00%, 10/31/2024(b) (d) (f) (g)		1,207	—

	Principal Amount (000)		U.S. $ Value

Ford Motor Co. 5.291%, 12/08/2046	U.S.$	219	$228,910
8.50%, 04/21/2023		1,891	2,126,475
9.00%, 04/22/2025		720	882,896
Ford Motor Credit Co. LLC 3.087%, 01/09/2023		221	224,955
3.219%, 01/09/2022		222	224,686
3.35%, 11/01/2022		221	224,388
3.37%, 11/17/2023		220	224,423
4.14%, 02/15/2023		217	223,187
4.271%, 01/09/2027		215	226,740
5.584%, 03/18/2024		207	223,922
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a) (d) (i)	EUR	1,083	1,323,237
Goodyear Tire & Rubber Co. (The) 4.875%, 03/15/2027	U.S.$	222	227,838
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (c)	EUR	284	353,667
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (c)		338	428,559
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)	U.S.$	239	224,058
5.875%, 11/15/2024(a)	EUR	269	334,220
5.875%, 01/15/2028(a)	U.S.$	1,295	1,308,671
7.75%, 10/15/2025(a)		1,207	1,303,533
Meritor, Inc. 4.50%, 12/15/2028(a)		1,539	1,578,472
6.25%, 02/15/2024		260	265,193
6.25%, 06/01/2025(a)		409	441,535
Navistar International Corp. 6.625%, 11/01/2025(a)		18	18,864
PM General Purchaser LLC 9.50%, 10/01/2028(a)		573	634,192
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	300	371,996
5.00%, 07/15/2026	U.S.$	1,693	1,554,192
7.875%, 01/15/2029(a)		800	898,240
Titan International, Inc. 6.50%, 11/30/2023		862	799,057
Truck Hero, Inc. 8.50%, 04/21/2024(a)		792	838,886
ZF North America Capital, Inc. 4.50%, 04/29/2022(a)		216	222,471
4.75%, 04/29/2025(a)		721	776,299

			29,368,177

Consumer Cyclical - Entertainment – 1.7%
AMC Entertainment Holdings, Inc. 5.75%, 06/15/2025		100	13,167
5.875%, 11/15/2026		726	83,774
Carnival Corp. 7.625%, 03/01/2026(a)	EUR	621	802,570
7.625%, 03/01/2026(a)	U.S.$	1,110	1,209,334

	Principal Amount (000)		U.S. $ Value

9.875%, 08/01/2027(a)	U.S.$	661	$763,455
11.50%, 04/01/2023(a)		1,470	1,699,326
Carnival PLC 1.00%, 10/28/2029	EUR	202	176,457
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	2,191	2,288,829
Cinemark USA, Inc. 4.875%, 06/01/2023		241	229,951
Mattel, Inc. 5.875%, 12/15/2027(a)		802	890,436
6.75%, 12/31/2025(a)		114	120,334
NCL Corp. Ltd. 5.875%, 03/15/2026(a)		1,288	1,351,711
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		1,315	1,491,381
11.50%, 06/01/2025(a)		2,370	2,764,723
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		991	1,069,851
9.50%, 08/01/2025(a)		855	928,806
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(a)		1,409	1,459,218
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		419	454,598
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		302	323,772
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		134	131,043
13.00%, 05/15/2025(a)		65	77,935
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,061	1,047,231
WMG Acquisition Corp. 3.00%, 02/15/2031(a)		231	226,176

			19,604,078

Consumer Cyclical - Other – 2.5%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		800	835,400
Bally’s Corp. 6.75%, 06/01/2027(a)		1,095	1,177,576
Beazer Homes USA, Inc. 5.875%, 10/15/2027		419	440,332
6.75%, 03/15/2025		1,228	1,277,989
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(a)		1,097	1,133,975
6.25%, 09/15/2027(a)		995	1,056,798
Builders FirstSource, Inc. 6.75%, 06/01/2027(a)		208	225,670
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		1,201	1,278,791

	Principal Amount (000)		U.S. $ Value

Caesars Holdings, Inc. 5.00%, 10/01/2024(h)	U.S.$	121	$264,205
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		328	341,120
Diamond Resorts International, Inc. 7.75%, 09/01/2023(a)		219	225,018
Empire Communities Corp. 7.00%, 12/15/2025(a)		223	234,862
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,969	2,083,465
Forestar Group, Inc. 5.00%, 03/01/2028(a)		411	423,381
8.00%, 04/15/2024(a)		590	621,003
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		284	306,868
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025(a)		229	244,675
5.75%, 05/01/2028(a)		246	268,589
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		291	309,429
International Game Technology PLC 5.25%, 01/15/2029(a)		799	859,886
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(a)		352	352,577
KB Home 7.00%, 12/15/2021		536	557,446
7.50%, 09/15/2022		494	540,554
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		773	824,585
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		1,250	1,306,265
Mattamy Group Corp. 4.625%, 03/01/2030(a)		544	581,121
5.25%, 12/15/2027(a)		471	500,353
MGM Resorts International 5.75%, 06/15/2025		30	33,178
Picasso Finance Sub, Inc. 6.125%, 06/15/2025(a)		210	224,708
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		426	439,352
7.00%, 05/15/2028(a)		172	184,653
7.25%, 11/15/2029(a)		172	188,505
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)		1,460	1,506,981
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		241	253,969

	Principal Amount (000)		U.S. $ Value

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)	U.S.$	1,785	$1,756,249
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		510	577,249
5.875%, 06/15/2027(a)		628	711,260
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)		875	918,514
Wyndham Destinations, Inc. 4.625%, 03/01/2030(a)		839	886,436
6.625%, 07/31/2026(a)		637	729,774
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026(a)		25	25,832
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		45	46,399
5.50%, 03/01/2025(a)		736	768,424
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		279	291,721

			27,815,137

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		224	224,515
3.875%, 01/15/2028(a)		220	223,936
4.375%, 01/15/2028(a)		520	535,630
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		1,356	1,344,478
IRB Holding Corp. 6.75%, 02/15/2026(a)		453	468,856
Yum! Brands, Inc. 3.625%, 03/15/2031		223	226,039
4.75%, 01/15/2030(a)		207	226,749

			3,250,203

Consumer Cyclical - Retailers – 1.8%
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044		263	226,278
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		142	151,307
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,260	1,475,404
eG Global Finance PLC 6.75%, 02/07/2025(a)	U.S.$	218	224,790
FirstCash, Inc. 4.625%, 09/01/2028(a)		262	270,352
Hanesbrands, Inc. 4.625%, 05/15/2024(a)		213	223,612
4.875%, 05/15/2026(a)		208	225,356

	Principal Amount (000)		U.S. $ Value

L Brands, Inc. 5.25%, 02/01/2028	U.S.$	116	$120,948
6.625%, 10/01/2030(a)		607	670,660
6.75%, 07/01/2036		322	358,841
6.875%, 07/01/2025(a)		158	171,447
6.875%, 11/01/2035		743	833,487
7.50%, 06/15/2029		107	118,837
7.60%, 07/15/2037		261	279,406
9.375%, 07/01/2025(a)		272	333,896
LBM Acquisition LLC 6.25%, 01/15/2029(a)		222	230,333
Levi Strauss & Co. 5.00%, 05/01/2025		450	462,290
Lithia Motors, Inc. 4.375%, 01/15/2031(a)		210	224,875
Macy’s Retail Holdings LLC 2.875%, 02/15/2023		234	224,734
3.625%, 06/01/2024		236	226,727
Murphy Oil USA, Inc. 5.625%, 05/01/2027		69	73,035
Penske Automotive Group, Inc. 3.50%, 09/01/2025		795	808,244
5.50%, 05/15/2026		165	171,257
PetSmart, Inc. 7.125%, 03/15/2023(a)		2,122	2,122,078
Rite Aid Corp. 7.50%, 07/01/2025(a)		1,462	1,527,143
8.00%, 11/15/2026(a)		214	228,796
Sonic Automotive, Inc. 6.125%, 03/15/2027		817	860,554
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,953	2,063,933
Staples, Inc. 7.50%, 04/15/2026(a)		842	878,434
10.75%, 04/15/2027(a)		1,431	1,422,265
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		639	702,701
White Cap Buyer LLC 6.875%, 10/15/2028(a)		1,613	1,720,542
William Carter Co. (The) 5.50%, 05/15/2025(a)		438	465,402

			20,097,964

Consumer Non-Cyclical – 3.5%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		881	947,144
AdaptHealth LLC 4.625%, 08/01/2029(a)		1,369	1,405,220
6.125%, 08/01/2028(a)		288	309,682
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		615	653,457

	Principal Amount (000)		U.S. $ Value

4.875%, 02/15/2030(a)	U.S.$	424	$466,572
5.75%, 03/15/2025		561	578,154
5.875%, 02/15/2028(a)		99	107,746
7.50%, 03/15/2026(a)		201	224,423
Avantor Funding, Inc. 4.625%, 07/15/2028(a)		212	225,517
B&G Foods, Inc. 5.25%, 04/01/2025-09/15/2027		431	451,286
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		767	853,404
Bausch Health Cos., Inc. 6.125%, 04/15/2025(a)		507	522,375
7.25%, 05/30/2029(a)		254	285,272
Catalent Pharma Solutions, Inc. 4.875%, 01/15/2026(a)		416	421,935
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		72	77,075
Charles River Laboratories International, Inc. 4.25%, 05/01/2028(a)		213	223,565
5.50%, 04/01/2026(a)		192	201,006
CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)		631	677,932
6.00%, 01/15/2029(a)		326	351,879
6.625%, 02/15/2025(a)		215	226,315
8.125%, 06/30/2024(a)		635	659,817
8.625%, 01/15/2024(a)		214	223,237
Coty, Inc. 4.00%, 04/15/2023(a)	EUR	136	159,633
6.50%, 04/15/2026(a)	U.S.$	953	926,513
DaVita, Inc. 3.75%, 02/15/2031(a)		1,000	1,014,758
4.625%, 06/01/2030(a)		211	224,377
Edgewell Personal Care Co. 5.50%, 06/01/2028(a)		209	224,440
Elanco Animal Health, Inc. 5.90%, 08/28/2028		190	225,667
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		135	139,759
Encompass Health Corp. 4.50%, 02/01/2028		213	223,149
4.75%, 02/01/2030		211	225,843
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 06/30/2028(a)		920	765,465
9.50%, 07/31/2027(a)		812	906,395
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		1,208	754,757
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		495	517,893
HCA, Inc. 5.375%, 02/01/2025-09/01/2026		344	391,372
5.625%, 09/01/2028		190	224,121
5.875%, 02/15/2026-02/01/2029		382	449,719

	Principal Amount (000)		U.S. $ Value

IQVIA, Inc. 3.25%, 03/15/2025(a)	EUR	782	$965,715
5.00%, 10/15/2026-05/15/2027(a)	U.S.$	427	451,253
JBS Investments II GmbH 7.00%, 01/15/2026(a)		200	215,277
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50%, 01/15/2030(a)		197	226,428
6.50%, 04/15/2029(a)		195	226,999
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023(a)		704	720,882
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		1,466	1,533,373
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024(a)		407	425,453
4.875%, 11/01/2026(a)		216	225,552
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (d) (i)		125	41,019
5.625%, 10/15/2023(a) (d) (i)		311	103,315
Newell Brands, Inc. 4.70%, 04/01/2026		206	227,083
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		949	1,024,782
Pilgrim’s Pride Corp. 5.875%, 09/30/2027(a)		208	225,502
Post Holdings, Inc. 4.625%, 04/15/2030(a)		821	863,566
5.00%, 08/15/2026(a)		410	423,972
5.50%, 12/15/2029(a)		205	223,654
5.625%, 01/15/2028(a)		798	852,422
Providence Service Corp. (The) 5.875%, 11/15/2025(a)		188	198,809
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		1,599	1,796,447
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		2,775	3,036,071
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		399	416,882
Spectrum Brands, Inc. 4.00%, 10/01/2026(a)	EUR	530	668,304
6.125%, 12/15/2024	U.S.$	361	369,123
Sunshine Mid BV 6.50%, 05/15/2026(a)	EUR	823	1,043,116
Teleflex, Inc. 4.25%, 06/01/2028(a)	U.S.$	212	225,340
4.625%, 11/15/2027		203	218,157
Tenet Healthcare Corp. 4.625%, 07/15/2024		103	105,523
4.625%, 09/01/2024(a)		181	187,858

	Principal Amount (000)		U.S. $ Value

6.125%, 10/01/2028(a)	U.S.$	505	$525,816
6.75%, 06/15/2023		1,203	1,291,376
7.00%, 08/01/2025		119	123,002
7.50%, 04/01/2025(a)		205	224,347
US Renal Care, Inc. 10.625%, 07/15/2027(a)		791	871,547
Vizient, Inc. 6.25%, 05/15/2027(a)		222	237,149
West Street Merger Sub, Inc. 6.375%, 09/01/2025(a)		1,660	1,708,632

			39,690,620

Energy – 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 09/15/2024		231	225,809
5.75%, 03/01/2027(a)		101	99,259
7.875%, 05/15/2026(a)		189	196,274
Antero Resources Corp. 5.125%, 12/01/2022		484	483,897
5.625%, 06/01/2023		236	230,773
8.375%, 07/15/2026(a)		887	902,528
Apache Corp. 4.625%, 11/15/2025		214	225,364
4.875%, 11/15/2027		171	181,002
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		140	118,448
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		284	286,062
7.625%, 12/15/2025(a)		472	502,528
Callon Petroleum, Co. 6.25%, 04/15/2023		296	191,348
8.25%, 07/15/2025		301	162,529
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 04/15/2025(a)		223	225,363
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	637,284
5.25%, 10/01/2025		730	750,293
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		478	447,361
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		677	671,570
7.00%, 06/15/2025(a)		1,781	1,790,296
CNX Resources Corp. 6.00%, 01/15/2029(a)		770	789,878
7.25%, 03/14/2027(a)		166	178,321
Comstock Resources, Inc. 7.50%, 05/15/2025(a)		1,015	1,039,462
9.75%, 08/15/2026		563	604,195
CVR Energy, Inc. 5.25%, 02/15/2025(a)		246	240,955

	Principal Amount (000)		U.S. $ Value

DCP Midstream LLC 5.85%, 05/21/2043(a)	U.S.$	257	$222,901
DCP Midstream Operating LP 5.375%, 07/15/2025		206	226,320
Diamond Offshore Drilling, Inc. 7.875%, 08/15/2025(d) (i)		2,725	330,180
Endeavor Energy Resources LP/EER Finance, Inc. 5.50%, 01/30/2026(a)		218	223,565
EnLink Midstream LLC 5.625%, 01/15/2028(a)		1,162	1,185,655
EnLink Midstream Partners LP 4.40%, 04/01/2024		67	66,072
EQT Corp. 3.90%, 10/01/2027		515	510,664
8.75%, 02/01/2030		180	220,841
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		412	401,883
6.25%, 05/15/2026		222	208,455
6.50%, 10/01/2025		820	796,943
7.75%, 02/01/2028		846	811,342
8.00%, 01/15/2027		1,086	1,075,783
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029(a)		439	475,748
7.00%, 08/01/2027		485	519,420
Gulfport Energy Corp. 6.00%, 10/15/2024(d) (i)		589	397,575
6.375%, 05/15/2025-01/15/2026(d) (i)		3,257	2,177,963
6.625%, 05/01/2023(d) (i)		161	108,862
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		1,587	1,655,459
HighPoint Operating Corp. 7.00%, 10/15/2022		227	88,587
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025(a)		1,041	1,049,312
6.25%, 11/01/2028(a)		220	225,063
Indigo Natural Resources LLC 6.875%, 02/15/2026(a)		547	560,675
Ithaca Energy North Sea PLC 9.375%, 07/15/2024(a)		679	664,079
Laredo Petroleum, Inc. 9.50%, 01/15/2025		266	231,670
Matador Resources Co. 5.875%, 09/15/2026		240	235,111
MEG Energy Corp. 7.125%, 02/01/2027(a)		218	225,297
Murphy Oil Corp. 5.75%, 08/15/2025		227	226,411
5.875%, 12/01/2027		233	229,265
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		478	334,871
7.50%, 01/15/2028(a)		476	325,389

	Principal Amount (000)		U.S. $ Value

New Fortress Energy, Inc. 6.75%, 09/15/2025(a)	U.S.$	1,802	$1,913,128
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		2,797	1,980,589
Occidental Petroleum Corp. 2.70%, 02/15/2023		665	665,576
2.90%, 08/15/2024		923	889,621
3.40%, 04/15/2026		109	103,905
3.50%, 06/15/2025		599	578,331
5.50%, 12/01/2025		158	164,661
5.875%, 09/01/2025		245	260,687
6.125%, 01/01/2031		365	390,729
6.375%, 09/01/2028		215	227,792
6.45%, 09/15/2036		221	230,422
6.625%, 09/01/2030		210	227,907
7.50%, 05/01/2031		203	229,038
8.00%, 07/15/2025		387	440,300
8.50%, 07/15/2027		184	212,480
8.875%, 07/15/2030		184	216,860
Parkland Corp./Canada 6.00%, 04/01/2026(a)		1,147	1,205,105
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 06/15/2025		326	212,338
9.25%, 05/15/2025(a)		1,753	1,731,179
PDC Energy, Inc. 5.75%, 05/15/2026		633	653,980
6.125%, 09/15/2024		1,185	1,217,041
QEP Resources, Inc. 5.25%, 05/01/2023		818	862,741
Range Resources Corp. 4.875%, 05/15/2025		97	91,558
5.00%, 03/15/2023		139	136,223
9.25%, 02/01/2026		216	225,689
SandRidge Energy, Inc. 7.50%, 02/15/2023(b) (d) (f)		865	—
8.125%, 10/15/2022(b) (d) (f)		2,076	—
SM Energy Co. 5.00%, 01/15/2024		525	454,510
5.625%, 06/01/2025		546	451,364
Southwestern Energy Co. 6.45%, 01/23/2025		216	225,324
7.50%, 04/01/2026		213	223,590
8.375%, 09/15/2028		429	466,149
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		79	81,294
5.875%, 03/15/2028		964	1,039,186
6.00%, 04/15/2027		35	37,186
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.125%, 02/01/2025		157	160,985
5.50%, 03/01/2030		198	214,787
5.875%, 04/15/2026		212	222,694
TerraForm Power Operating LLC 4.75%, 01/15/2030(a)		207	222,489
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		730	711,725

	Principal Amount (000)		U.S. $ Value

Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)	U.S.$	253	$230,067
Transocean, Inc. 7.25%, 11/01/2025(a)		359	180,549
7.50%, 01/15/2026(a)		762	349,953
11.50%, 01/30/2027(a)		445	322,242
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		209	222,453
Vantage Drilling International 7.125%, 04/01/2023(b) (d) (f)		1,283	—
7.50%, 11/01/2019(b) (d) (e) (f)		2,176	—
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(a)		2,755	2,216,705
Weatherford International Ltd. 8.75%, 09/01/2024(a)		223	225,166
Western Midstream Operating LP 3.95%, 06/01/2025		264	269,828
4.00%, 07/01/2022		277	284,582
4.10%, 02/01/2025		569	584,373
4.50%, 03/01/2028		216	224,086
4.75%, 08/15/2028		453	472,797
5.05%, 02/01/2030		603	672,933
5.45%, 04/01/2044		193	194,985
6.25%, 02/01/2050		212	232,927

			53,454,969

Other Industrial – 0.3%
AECOM 5.125%, 03/15/2027		201	223,475
5.875%, 10/15/2024		203	225,349
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		203	210,945
5.875%, 05/15/2026(a)		214	222,712
Avient Corp. 5.25%, 03/15/2023		208	224,184
5.75%, 05/15/2025(a)		400	424,501
IAA, Inc. 5.50%, 06/15/2027(a)		315	333,900
Interface, Inc. 5.50%, 12/01/2028(a)		258	271,850
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		483	496,720
Laureate Education, Inc. 8.25%, 05/01/2025(a)		839	888,654
Stena AB 7.00%, 02/01/2024(a)		225	225,494

			3,747,784

Services – 2.3%
ADT Security Corp. (The) 4.125%, 06/15/2023		83	88,429

	Principal Amount (000)		U.S. $ Value

Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)	U.S.$	312	$332,530
9.75%, 07/15/2027(a)		2,083	2,262,885
ANGI Group LLC 3.875%, 08/15/2028(a)		2,430	2,448,107
Aptim Corp. 7.75%, 06/15/2025(a)		944	736,824
APX Group, Inc. 6.75%, 02/15/2027(a)		265	284,810
7.875%, 12/01/2022		911	912,828
Aramark Services, Inc. 5.00%, 04/01/2025-02/01/2028(a)		763	801,090
6.375%, 05/01/2025(a)		569	608,129
Carlson Travel, Inc. 6.75%, 12/15/2025(a)		782	629,556
10.50%, 03/31/2025(j)		138	139,102
Carriage Services, Inc. 6.625%, 06/01/2026(a)		698	745,695
Cars.com, Inc. 6.375%, 11/01/2028(a)		830	880,897
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	478	552,845
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	1,474	1,636,389
Gartner, Inc. 3.75%, 10/01/2030(a)		215	226,384
4.50%, 07/01/2028(a)		512	540,462
Jaguar Holding Co. II/PPD Development LP 4.625%, 06/15/2025(a)		200	210,982
5.00%, 06/15/2028(a)		210	225,999
Korn Ferry 4.625%, 12/15/2027(a)		586	609,440
Match Group Holdings II LLC 4.125%, 08/01/2030(a)		216	223,974
Monitronics International, Inc. 0.00%, 04/01/2020(b) (d) (e) (f)		958	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		2,667	2,617,833
Nielsen Finance LLC/Nielsen Finance Co. 5.625%, 10/01/2028(a)		106	115,265
5.875%, 10/01/2030(a)		85	96,176
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		25	26,700
6.25%, 01/15/2028(a)		1,595	1,711,065
Refinitiv US Holdings, Inc. 8.25%, 11/15/2026(a)		1,150	1,257,648
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		366	376,465
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)		300	303,957

	Principal Amount (000)		U.S. $ Value

7.375%, 09/01/2025(a)	U.S.$	820	$892,027
9.25%, 04/15/2025(a)		378	450,568
Service Corp. International/US 3.375%, 08/15/2030		1,114	1,157,959
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		422	456,426
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		1,075	1,168,511

			25,727,957

Technology – 2.2%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		210	219,457
Avaya, Inc. 6.125%, 09/15/2028(a)		2,343	2,502,040
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		2,564	2,768,747
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		1,060	1,106,271
CDK Global, Inc. 5.00%, 10/15/2024		203	224,431
5.875%, 06/15/2026		214	224,360
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		681	712,527
CommScope, Inc. 5.50%, 03/01/2024(a)		570	587,383
6.00%, 03/01/2026(a)		500	526,315
8.25%, 03/01/2027(a)		471	503,954
EMC Corp. 3.375%, 06/01/2023		217	226,587
LogMeIn, Inc. 5.50%, 09/01/2027(a)		551	576,967
Microchip Technology, Inc. 4.25%, 09/01/2025(a)		612	646,897
MSCI, Inc. 3.875%, 02/15/2031(a)		213	225,706
NCR Corp. 5.75%, 09/01/2027(a)		295	313,077
6.125%, 09/01/2029(a)		227	251,785
8.125%, 04/15/2025(a)		352	391,473
Open Text Holdings, Inc. 4.125%, 02/15/2030(a)		214	227,532
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		98	103,722
8.25%, 02/01/2028(a)		154	169,783
PTC, Inc. 3.625%, 02/15/2025(a)		219	225,351
Qorvo, Inc. 3.375%, 04/01/2031(a)		219	225,966
4.375%, 10/15/2029		206	226,593
Science Applications International Corp. 4.875%, 04/01/2028(a)		105	111,682

	Principal Amount (000)		U.S. $ Value

Seagate HDD Cayman 4.091%, 06/01/2029(a)	U.S.$	1,573	$1,684,763
4.75%, 06/01/2023		211	227,942
4.875%, 03/01/2024-06/01/2027		754	840,122
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		1,100	1,139,512
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)		1,941	2,013,172
SS&C Technologies, Inc. 5.50%, 09/30/2027(a)		209	223,190
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023-09/01/2025(a)		3,945	4,023,579
10.50%, 02/01/2024(a) (k)		662	670,291
Xerox Holdings Corp. 5.50%, 08/15/2028(a)		214	227,951

			24,349,128

Transportation - Airlines – 0.2%
American Airlines, Inc. 11.75%, 07/15/2025(a)		196	226,109
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,692	1,905,002

			2,131,111

Transportation - Services – 0.5%
Algeco Global Finance PLC 8.00%, 02/15/2023(a)		1,821	1,852,169
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		1,031	1,049,006
10.50%, 05/15/2025(a)		667	784,840
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/01/2025(a)		217	226,645
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		181	193,367
United Rentals North America, Inc. 3.875%, 02/15/2031		215	225,918
4.00%, 07/15/2030		214	225,617
5.50%, 05/15/2027		418	447,533
XPO Logistics, Inc. 6.75%, 08/15/2024(a)		262	278,890

			5,283,985

			375,024,956

Financial Institutions – 5.9%
Banking – 2.3%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,253	1,266,689
7.00%, 01/15/2026(a)		1,311	1,386,776

	Principal Amount (000)		U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a) (l)	EUR	400	$500,823
Series 9 6.50%, 03/05/2025(l)	U.S.$	1,200	1,282,138
Banco Santander SA 6.75%, 04/25/2022(a) (l)	EUR	2,000	2,579,544
CaixaBank SA 5.875%, 10/09/2027(a) (l)		1,000	1,346,079
Citizens Financial Group, Inc. Series B 6.00%, 07/06/2023(l)	U.S.$	970	983,766
Credit Suisse Group AG 6.25%, 12/18/2024(a) (l)		1,404	1,535,182
6.375%, 08/21/2026(a) (l)		1,290	1,437,538
7.50%, 07/17/2023(a) (l)		1,820	1,981,011
Discover Financial Services Series D 6.125%, 06/23/2025(l)		3,470	3,915,413
Freedom Mortgage Corp. 7.625%, 05/01/2026(a)		219	231,441
8.25%, 04/15/2025(a)		215	224,870
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		331	361,860
5.71%, 01/15/2026(a)		1,232	1,402,235
Societe Generale SA 8.00%, 09/29/2025(a) (l)		2,608	3,065,002
UniCredit SpA 9.25%, 06/03/2022(a) (l)	EUR	1,554	2,078,143

			25,578,510

Brokerage – 0.5%
Lehman Brothers Holdings, Inc. 6.875%, 05/02/2018(d) (e)	U.S.$	1,690	19,435
LPL Holdings, Inc. 5.75%, 09/15/2025(a)		1,542	1,594,207
NFP Corp. 6.875%, 08/15/2028(a)		2,964	3,165,320
7.00%, 05/15/2025(a)		502	542,107

			5,321,069

Finance – 1.0%
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		861	775,145
Curo Group Holdings Corp. 8.25%, 09/01/2025(a)		2,426	2,315,407
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		1,456	1,431,360
Genworth Mortgage Holdings, Inc. 6.50%, 08/15/2025(a)		209	225,804
goeasy Ltd. 5.375%, 12/01/2024(a)		869	905,724

	Principal Amount (000)		U.S. $ Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/2024	U.S.$	218	$227,129
ILFC E-Capital Trust II 3.48% (H15T 30 Year + 1.80%), 12/21/2065(a) (m)		2,000	1,391,579
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	390	481,136
Navient Corp. 5.00%, 03/15/2027	U.S.$	211	213,002
6.50%, 06/15/2022		358	377,793
OneMain Finance Corp. 6.875%, 03/15/2025		35	40,687
8.875%, 06/01/2025		200	226,130
Quicken Loans LLC 5.25%, 01/15/2028(a)		99	105,764
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625%, 03/01/2029(a)		225	229,502
3.875%, 03/01/2031(a)		220	228,143
SLM Corp. 4.20%, 10/29/2025		228	241,051
5.125%, 04/05/2022		605	620,349
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023(a)		890	873,187

			10,908,892

Insurance – 0.9%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		1,488	1,548,017
10.125%, 08/01/2026(a)		1,086	1,245,156
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		2,055	2,194,703
Ardonagh Midco 2 PLC 11.50%, 01/15/2027(a)		1,504	1,598,703
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		2,110	2,200,155
Genworth Holdings, Inc. 7.625%, 09/24/2021		958	977,306
HUB International Ltd. 7.00%, 05/01/2026(a)		292	305,258

			10,069,298

Other Finance – 0.4%
Intrum AB 2.75%, 07/15/2022(a)	EUR	60	72,807
3.00%, 09/15/2027(a)		360	422,511
3.125%, 07/15/2024(a)		489	597,389
3.50%, 07/15/2026(a)		705	851,299
4.875%, 08/15/2025		683	862,676

	Principal Amount (000)		U.S. $ Value

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(a)	U.S.$	2,094	$2,160,564

			4,967,246

REITS – 0.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		950	937,147
Diversified Healthcare Trust 6.75%, 12/15/2021		1,350	1,372,379
9.75%, 06/15/2025		953	1,080,388
GEO Group, Inc. (The) 6.00%, 04/15/2026		144	114,488
Hospitality Properties Trust 4.50%, 06/15/2023		223	224,245
Howard Hughes Corp. (The) 5.375%, 08/01/2028(a)		210	226,131
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		255	266,942
5.25%, 03/15/2028(a)		1,576	1,664,638
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		207	224,658
5.75%, 02/01/2027		991	1,111,414
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 06/01/2025(a)		207	224,125
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		1,794	1,989,387
SBA Communications Corp. 3.875%, 02/15/2027(a)		215	225,114

			9,661,056

			66,506,071

Utility – 0.6%
Electric – 0.6%
Calpine Corp. 3.75%, 03/01/2031(a)		226	223,716
4.50%, 02/15/2028(a)		217	226,643
5.125%, 03/15/2028(a)		528	556,012
Clearway Energy Operating LLC 4.75%, 03/15/2028(a)		208	222,714
NRG Energy, Inc. 6.625%, 01/15/2027		25	26,416
7.25%, 05/15/2026		1,754	1,851,089
PG&E Corp. 5.00%, 07/01/2028		210	224,357
5.25%, 07/01/2030		205	225,907
Talen Energy Supply LLC 6.50%, 06/01/2025		1,741	1,415,304

	Principal Amount (000)		U.S. $ Value

7.25%, 05/15/2027(a)	U.S.$	339	$359,862
10.50%, 01/15/2026(a)		802	713,854
Texas Competitive/TCEH 11.50%, 10/01/2020(b) (d) (e) (f)		626	0
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		625	664,437

			6,710,311

Total Corporates - Non-Investment Grade (cost $432,592,493)			448,241,338

CORPORATES - INVESTMENT GRADE – 12.7%
Financial Institutions – 7.7%
Banking – 4.7%
Ally Financial, Inc. 8.00%, 11/01/2031		1,456	2,106,580
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		847	966,732
Banco Santander SA 5.179%, 11/19/2025		400	468,642
Bank of America Corp. Series DD 6.30%, 03/10/2026(l)		3,043	3,535,586
Series Z 6.50%, 10/23/2024(l)		57	65,220
Barclays Bank PLC 6.86%, 06/15/2032(a) (l)		166	235,165
Barclays PLC 7.125%, 06/15/2025(l)	GBP	404	616,004
7.25%, 03/15/2023(a) (l)		219	317,451
7.875%, 03/15/2022(a) (l)	U.S.$	243	255,098
BNP Paribas SA 6.75%, 03/14/2022(a) (l)		418	437,456
CIT Group, Inc. 3.929%, 06/19/2024		364	384,231
5.25%, 03/07/2025		199	227,151
Citigroup, Inc. 5.95%, 01/30/2023(l)		2,689	2,826,753
Series U 5.00%, 09/12/2024(l)		105	109,038
Series V 4.70%, 01/30/2025(l)		868	891,523
Series W 4.00%, 12/10/2025(l)		413	424,273
Comerica, Inc. 5.625%, 07/01/2025(l)		2,340	2,597,400
Credit Agricole SA 8.125%, 12/23/2025(a) (l)		1,909	2,319,862
Danske Bank A/S Series E 5.875%, 04/06/2022(a) (l)	EUR	1,096	1,399,015

	Principal Amount (000)		U.S. $ Value

Fifth Third Bancorp Series L 4.50%, 09/30/2025(l)	U.S.$	235	$250,815
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(l)		157	172,679
Series P 5.00%, 11/10/2022(l)		1,429	1,441,634
HSBC Holdings PLC 6.00%, 09/29/2023(a) (l)	EUR	1,819	2,433,702
Series E 4.75%, 07/04/2029(a) (l)		1,595	2,172,245
ING Groep NV 6.50%, 04/16/2025(l)	U.S.$	520	572,205
6.875%, 04/16/2022(a) (l)		250	261,314
JPMorgan Chase & Co. Series V 3.558% (LIBOR 3 Month + 3.32%), 04/01/2021(l) (m)		210	206,081
Lloyds Banking Group PLC 6.413%, 10/01/2035(a) (l)		235	289,839
6.657%, 05/21/2037(a) (l)		98	124,209
7.625%, 06/27/2023(a) (l)	GBP	1,760	2,641,941
Natwest Group PLC 8.625%, 08/15/2021(l)	U.S.$	3,518	3,650,571
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(l) (m)		1,100	1,062,536
Nordea Bank Abp 6.625%, 03/26/2026(a) (l)		3,065	3,518,688
Regions Bank/Birmingham AL 6.45%, 06/26/2037		1,500	2,124,181
Santander Holdings USA, Inc. 4.40%, 07/13/2027		1,181	1,345,119
Standard Chartered PLC 7.50%, 04/02/2022(a) (l)		1,269	1,321,833
7.75%, 04/02/2023(a) (l)		440	476,470
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (l)		1,000	1,061,590
Truist Financial Corp.
Series P 4.95%, 09/01/2025(l)		2,201	2,414,690
Series Q 5.10%, 03/01/2030(l)		855	976,542
UBS Group AG 7.00%, 02/19/2025(a) (l)		2,492	2,834,192
UniCredit SpA 5.861%, 06/19/2032(a)		201	226,183
7.296%, 04/02/2034(a)		200	241,797

			52,004,236

	Principal Amount (000)		U.S. $ Value

Finance – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024	U.S.$	192	$199,452
3.65%, 07/21/2027		546	591,282
3.875%, 01/23/2028		354	380,543
4.125%, 07/03/2023		192	205,401
4.50%, 09/15/2023		492	532,901
6.50%, 07/15/2025		297	355,034
Aircastle Ltd. 4.125%, 05/01/2024		137	145,609
4.25%, 06/15/2026		25	26,483
4.40%, 09/25/2023		341	363,881
5.00%, 04/01/2023		29	31,105
5.25%, 08/11/2025(a)		2,210	2,431,654
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		295	295,409
3.875%, 05/01/2023(a)		701	730,922
4.125%, 08/01/2025(a)		395	412,492
4.375%, 01/30/2024(a)		297	313,392
4.875%, 10/01/2025(a)		319	341,625
5.50%, 12/15/2024(a)		831	917,709

			8,274,894

Insurance – 1.9%
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	2,198,355
American International Group, Inc. 6.82%, 11/15/2037		1,425	2,059,393
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(a)	EUR	1,500	2,255,290
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		1,400	2,141,894
Centene Corp. 3.375%, 02/15/2030	U.S.$	214	225,089
4.625%, 12/15/2029		205	227,333
4.75%, 01/15/2025		491	503,980
5.375%, 08/15/2026(a)		595	629,145
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		2,559	3,237,506
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,998,865
Prudential Financial, Inc. 5.20%, 03/15/2044		340	363,978
5.625%, 06/15/2043		1,082	1,166,265
SCOR SE 3.00%, 06/08/2046(a)	EUR	200	275,600
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	U.S.$	1,261	2,003,327

			21,286,020

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	U.S.$	235	$263,659

REITS – 0.4%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		130	146,514
5.375%, 04/15/2026		733	841,119
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		342	366,964
5.00%, 10/15/2027		344	365,889
5.25%, 08/01/2026		137	143,400
Sabra Health Care LP 4.80%, 06/01/2024		710	760,222
Spirit Realty LP 4.45%, 09/15/2026		193	217,879
Trust Fibra Uno 4.869%, 01/15/2030(a)		1,228	1,400,687
6.39%, 01/15/2050(a)		395	460,175

			4,702,849

			86,531,658

Industrial – 5.0%
Basic – 0.8%
ArcelorMittal SA 3.60%, 07/16/2024		113	121,845
4.55%, 03/11/2026		202	227,802
7.00%, 03/01/2041		362	501,601
7.25%, 10/15/2039		624	875,021
Arconic Corp. 6.00%, 05/15/2025(a)		774	827,197
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,617
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		272	342,803
GUSAP III LP 4.25%, 01/21/2030(a)		616	688,188
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	500,714
MEGlobal Canada ULC 5.875%, 05/18/2030(a)		343	427,639
Minsur SA 6.25%, 02/07/2024(a)		891	980,657
OCP SA 5.625%, 04/25/2024(a)		524	580,003
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		238	291,313
Suzano Austria GmbH 7.00%, 03/16/2047(a)		1,004	1,340,340
Vale Overseas Ltd. 3.75%, 07/08/2030		197	219,780

	Principal Amount (000)		U.S. $ Value

WestRock MWV LLC 7.95%, 02/15/2031	U.S.$	1,000	$1,421,273

			9,347,793

Capital Goods – 0.2%
General Electric Co. Series D 5.00%, 03/15/2021(l)		1,681	1,563,420
Howmet Aerospace, Inc. 5.90%, 02/01/2027		119	140,469
Textron Financial Corp. 1.956% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (m)		575	422,374

			2,126,263

Communications - Media – 0.1%
Prosus NV 4.027%, 08/03/2050(a)		331	343,985
ViacomCBS, Inc. 5.875%, 02/28/2057		201	208,247
6.25%, 02/28/2057		200	224,520

			776,752

Consumer Cyclical - Automotive – 0.4%
Fiat Chrysler Automobiles NV 5.25%, 04/15/2023		209	224,189
General Motors Co. 5.20%, 04/01/2045		337	407,800
6.25%, 10/02/2043		116	156,585
6.75%, 04/01/2046		456	652,489
General Motors Financial Co., Inc. 5.65%, 01/17/2029		270	334,250
Lear Corp. 3.50%, 05/30/2030		366	399,911
3.80%, 09/15/2027		391	437,807
4.25%, 05/15/2029		275	313,608
Nissan Motor Acceptance Corp. 3.45%, 03/15/2023(a)		74	77,475
3.875%, 09/21/2023(a)		258	275,022
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,084	1,191,876

			4,471,012

Consumer Cyclical - Other – 0.9%
James Hardie International Finance DAC 4.75%, 01/15/2025(a)		285	291,751
5.00%, 01/15/2028(a)		273	290,561
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		314	367,382
MDC Holdings, Inc. 6.00%, 01/15/2043		2,105	2,820,916
Owens Corning 7.00%, 12/01/2036		777	1,107,073

	Principal Amount (000)		U.S. $ Value

PulteGroup, Inc. 5.00%, 01/15/2027	U.S.$	48	$56,646
6.00%, 02/15/2035		500	683,235
7.875%, 06/15/2032		1,400	2,093,090
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		929	994,108
4.75%, 01/15/2028(a)		211	222,743
Toll Brothers Finance Corp. 4.875%, 03/15/2027		1,124	1,288,925

			10,216,430

Consumer Cyclical - Retailers – 0.1%
QVC, Inc. 4.375%, 03/15/2023-09/01/2028		325	338,674
4.75%, 02/15/2027		213	226,719

			565,393

Consumer Non-Cyclical – 0.4%
CVS Health Corp. 4.78%, 03/25/2038		2,140	2,710,047
Kraft Heinz Foods Co. 3.00%, 06/01/2026		214	223,360
3.875%, 05/15/2027(a)		207	222,989
4.25%, 03/01/2031(a)		201	224,487
4.375%, 06/01/2046		210	226,311
4.625%, 10/01/2039(a)		203	225,700
5.20%, 07/15/2045		102	120,855
6.50%, 02/09/2040		169	228,907
6.875%, 01/26/2039		161	223,721

			4,406,377

Energy – 0.9%
Cenovus Energy, Inc. 6.75%, 11/15/2039		67	87,336
Continental Resources, Inc./OK 4.50%, 04/15/2023		217	223,631
5.75%, 01/15/2031(a)		970	1,077,013
Ecopetrol SA 5.875%, 05/28/2045		117	141,058
6.875%, 04/29/2030		1,035	1,327,646
Energy Transfer Operating LP 4.75%, 01/15/2026		806	912,743
Kinder Morgan, Inc. Series G 7.75%, 01/15/2032		328	478,305
7.80%, 08/01/2031		1,066	1,520,142
Oleoducto Central SA 4.00%, 07/14/2027(a)		424	459,775
ONEOK, Inc. 5.85%, 01/15/2026		849	1,016,763
Ovintiv, Inc. 6.50%, 08/15/2034		199	229,059
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/2027(a)		394	431,393

	Principal Amount (000)		U.S. $ Value

Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024	U.S.$	221	$235,990
4.50%, 12/15/2026		388	434,882
4.65%, 10/15/2025		1,193	1,333,722
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		359	409,409
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		217	225,535
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		121	132,540

			10,676,942

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)		1,580	1,740,962
Fluor Corp. 3.50%, 12/15/2024		228	225,050
4.25%, 09/15/2028		202	201,259

			2,167,271

Services – 0.1%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		400	463,916
Verisk Analytics, Inc. 5.50%, 06/15/2045		636	900,122

			1,364,038

Technology – 0.3%
Broadcom, Inc. 5.00%, 04/15/2030		691	840,411
Dell International LLC/EMC Corp. 8.35%, 07/15/2046(a)		524	790,213
Nokia Oyj 4.375%, 06/12/2027		207	226,848
6.625%, 05/15/2039		527	670,956
VeriSign, Inc. 4.75%, 07/15/2027		210	225,291
Western Digital Corp. 4.75%, 02/15/2026		323	358,048

			3,111,767

Transportation - Airlines – 0.6%
American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023		106	101,065
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027		176	162,067
Delta Air Lines, Inc. 2.90%, 10/28/2024		230	226,701
3.80%, 04/19/2023		162	165,754
7.00%, 05/01/2025(a)		1,091	1,263,620
7.375%, 01/15/2026		198	226,847

	Principal Amount (000)		U.S. $ Value

Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	U.S.$	617	$661,769
4.75%, 10/20/2028(a)		716	779,394
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		2,484	2,682,120

			6,269,337

			55,499,375

Total Corporates - Investment Grade (cost $120,593,967)			142,031,033

EMERGING MARKETS - SOVEREIGNS – 10.9%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		835	785,161
8.25%, 05/09/2028(a)		400	383,875
9.125%, 11/26/2049(a)		399	368,327
9.375%, 05/08/2048(a)		222	209,582
9.50%, 11/12/2025(a)		2,756	2,867,101

			4,614,046

Argentina – 0.9%
Argentine Republic Government International Bond 0.125%, 07/09/2030-07/09/2041		25,911	9,798,103
1.00%, 07/09/2029		1,218	529,789

			10,327,892

Bahrain – 0.5%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		1,146	1,203,300
5.625%, 09/30/2031(a)		1,193	1,261,598
6.75%, 09/20/2029(a)		528	605,550
7.00%, 10/12/2028(a)		1,253	1,447,215
CBB International Sukuk Programme Co. SPC 6.25%, 11/14/2024(a)		1,547	1,705,567

			6,223,230

Brazil – 0.6%
Brazilian Government International Bond 3.875%, 06/12/2030		2,191	2,311,505
4.625%, 01/13/2028		3,530	3,958,012

			6,269,517

Costa Rica – 0.3%
Costa Rica Government International Bond 6.125%, 02/19/2031(a)		3,310	3,082,437

	Principal Amount (000)		U.S. $ Value

Dominican Republic – 1.0%
Dominican Republic International Bond 5.50%, 01/27/2025(a)	U.S.$	149	$168,044
5.95%, 01/25/2027(a)		1,553	1,811,672
6.40%, 06/05/2049(a)		605	710,308
7.45%, 04/30/2044(a)		1,283	1,654,268
8.625%, 04/20/2027(a)		5,719	7,268,491

			11,612,783

Ecuador – 0.3%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		371	175,308
0.50%, 07/31/2030-07/31/2040(a)		5,017	2,830,703

			3,006,011

Egypt – 1.1%
Egypt Government International Bond 6.125%, 01/31/2022(a)		3,559	3,709,145
6.20%, 03/01/2024(a)		2,743	2,962,440
7.625%, 05/29/2032(a)		1,075	1,215,758
8.50%, 01/31/2047(a)		1,378	1,562,307
8.70%, 03/01/2049(a)		998	1,153,626
8.875%, 05/29/2050(a)		1,096	1,284,718

			11,887,994

El Salvador – 0.3%
El Salvador Government International Bond 5.875%, 01/30/2025(a)		146	137,514
7.125%, 01/20/2050(a)		2,402	2,139,281
7.625%, 09/21/2034(a)		762	695,087
7.65%, 06/15/2035(a)		16	15,060
7.75%, 01/24/2023(a)		339	334,550

			3,321,492

Gabon – 0.4%
Gabon Government International Bond 6.375%, 12/12/2024(a)		789	820,236
6.625%, 02/06/2031(a)		2,986	3,074,647
6.95%, 06/16/2025(a)		1,050	1,126,453

			5,021,336

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		2,087	2,163,306
8.627%, 06/16/2049(a)		215	219,031
8.95%, 03/26/2051(a)		858	894,733
10.75%, 10/14/2030(a)		780	1,041,544

			4,318,614

	Principal Amount (000)		U.S. $ Value

Guatemala – 0.1%
Guatemala Government Bond 5.375%, 04/24/2032(a)	U.S.$	200	$243,250
6.125%, 06/01/2050(a)		357	470,794

			714,044

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027(a)		1,748	2,020,032
7.50%, 03/15/2024(a)		730	813,722

			2,833,754

Iraq – 0.1%
Iraq International Bond 5.80%, 01/15/2028(a)		248	229,866
6.752%, 03/09/2023(a)		402	391,447

			621,313

Ivory Coast – 0.6%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	1,223	1,532,745
5.125%, 06/15/2025(a)		168	227,492
5.875%, 10/17/2031(a)		1,880	2,537,138
6.125%, 06/15/2033(a)	U.S.$	752	847,175
6.375%, 03/03/2028(a)		1,409	1,608,021
6.625%, 03/22/2048(a)	EUR	331	447,204

			7,199,775

Jamaica – 0.1%
Jamaica Government International Bond 7.625%, 07/09/2025	U.S.$	506	595,499

Jordan – 0.1%
Jordan Government International Bond 5.75%, 01/31/2027(a)		634	697,004

Kenya – 0.5%
Kenya Government International Bond 6.875%, 06/24/2024(a)		3,550	3,886,140
7.00%, 05/22/2027(a)		837	920,177
7.25%, 02/28/2028(a)		649	728,097

			5,534,414

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(a) (d) (i)		427	51,240
6.85%, 03/23/2027(a) (d) (i)		454	54,480
Series G 1.00%, 11/27/2026(a) (d) (i)		1,654	198,480

			304,200

	Principal Amount (000)		U.S. $ Value

Mongolia – 0.2%
Mongolia Government International Bond 5.125%, 12/05/2022(a)	U.S.$	1,580	$1,639,744
10.875%, 04/06/2021(a)		200	205,000

			1,844,744

Nigeria – 0.8%
Nigeria Government International Bond 6.375%, 07/12/2023(a)		740	799,431
6.50%, 11/28/2027(a)		388	417,949
6.75%, 01/28/2021(a)		288	287,910
7.625%, 11/21/2025-11/28/2047(a)		5,383	5,987,494
7.696%, 02/23/2038(a)		810	860,878
7.875%, 02/16/2032(a)		489	538,359

			8,892,021

Oman – 0.4%
Oman Government International Bond 4.125%, 01/17/2023(a)		4,265	4,300,986
4.75%, 06/15/2026(a)		550	548,797
6.00%, 08/01/2029(a)		210	216,497

			5,066,280

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/2027(a)		215	223,197

Senegal – 0.4%
Senegal Government International Bond 6.25%, 05/23/2033(a)		593	664,901
6.75%, 03/13/2048(a)		3,345	3,675,319
8.75%, 05/13/2021(a)		310	317,556

			4,657,776

South Africa – 0.3%
Republic of South Africa Government International Bond 5.75%, 09/30/2049		3,262	3,255,884

Sri Lanka – 0.0%
Sri Lanka Government International Bond 6.20%, 05/11/2027(a)		485	274,177

Ukraine – 0.8%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		1,886	2,055,740
7.375%, 09/25/2032(a)		1,400	1,538,250
7.75%, 09/01/2022-09/01/2024(a)		5,067	5,549,206

			9,143,196

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(d) (i)		7,978	718,020

	Principal Amount (000)		U.S. $ Value

9.25%, 05/07/2028	U.S.$	300	$27,000

			745,020

Total Emerging Markets - Sovereigns (cost $120,088,382)			122,287,650

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.4%
Risk Share Floating Rate – 7.9%
Bellemeade Re Ltd. Series 2018-3A, Class M2 2.898% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (m)		915	913,536
Series 2019-3A, Class M1C 2.098% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (m)		1,555	1,550,089
Series 2019-4A, Class M2 2.998% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (m)		475	477,046
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.498% (LIBOR 1 Month + 4.35%), 04/25/2031(a) (m)		441	446,191
Series 2019-R05, Class 1M2 2.148% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (m)		424	423,996
Series 2020-SBT1, Class 1M2 3.798% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (m)		1,062	1,065,580
Series 2020-SBT1, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (m)		182	182,714
Eagle Re Ltd. Series 2018-1, Class M2 3.148% (LIBOR 1 Month + 3.00%), 11/25/2028 (a) (m)		2,764	2,774,183
Series 2019-1, Class M2 3.448% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (m)		180	178,223
Series 2020-1, Class M2 2.148% (LIBOR 1 Month + 2.00%), 01/25/2030(a) (m)		558	523,275
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(m)		1,343	1,335,316
Series 2014-DN3, Class M3 4.148% (LIBOR 1 Month + 4.00%), 08/25/2024(m)		119	121,701
Series 2014-HQ1, Class M3 4.248% (LIBOR 1 Month + 4.10%), 08/25/2024(m)		607	612,900
Series 2014-HQ2, Class M3 3.898% (LIBOR 1 Month + 3.75%), 09/25/2024(m)		3,668	3,764,755

	Principal Amount (000)		U.S. $ Value

Series 2014-HQ3, Class M3 4.898% (LIBOR 1 Month + 4.75%), 10/25/2024(m)	U.S.$	1,341	$1,354,302
Series 2015-DN1, Class B 11.648% (LIBOR 1 Month + 11.50%), 01/25/2025(m)		2,165	2,386,906
Series 2015-DN1, Class M3 4.298% (LIBOR 1 Month + 4.15%), 01/25/2025(m)		243	245,586
Series 2015-DNA1, Class B 9.348% (LIBOR 1 Month + 9.20%), 10/25/2027(m)		593	689,992
Series 2015-DNA1, Class M3 3.448% (LIBOR 1 Month + 3.30%), 10/25/2027(m)		224	229,573
Series 2015-DNA2, Class B 7.698% (LIBOR 1 Month + 7.55%), 12/25/2027(m)		1,450	1,593,036
Series 2015-DNA3, Class B 9.498% (LIBOR 1 Month + 9.35%), 04/25/2028(m)		1,018	1,206,786
Series 2015-DNA3, Class M3 4.848% (LIBOR 1 Month + 4.70%), 04/25/2028(m)		504	524,352
Series 2015-HQ1, Class B 10.898% (LIBOR 1 Month + 10.75%), 03/25/2025(m)		3,826	4,129,945
Series 2015-HQ1, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2025(m)		25	24,955
Series 2015-HQA1, Class B 8.948% (LIBOR 1 Month + 8.80%), 03/25/2028(m)		1,004	1,093,225
Series 2016-DNA2, Class B 10.648% (LIBOR 1 Month + 10.50%), 10/25/2028(m)		855	1,003,072
Series 2016-DNA3, Class B 11.398% (LIBOR 1 Month + 11.25%), 12/25/2028(m)		2,759	3,258,630
Series 2016-DNA3, Class M3 5.148% (LIBOR 1 Month + 5.00%), 12/25/2028(m)		888	927,993
Series 2016-DNA4, Class B 8.748% (LIBOR 1 Month + 8.60%), 03/25/2029(m)		394	409,826
Series 2016-DNA4, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2029(m)		1,645	1,702,619
Series 2016-HQA2, Class B 11.648% (LIBOR 1 Month + 11.50%), 11/25/2028(m)		422	500,419
Series 2016-HQA2, Class M3 5.298% (LIBOR 1 Month + 5.15%), 11/25/2028(m)		945	991,884

	Principal Amount (000)		U.S. $ Value

Series 2016-HQA4, Class M3 4.048% (LIBOR 1 Month + 3.90%), 04/25/2029(m)	U.S.$	968	$1,004,560
Series 2017-DNA1, Class B1 5.098% (LIBOR 1 Month + 4.95%), 07/25/2029(m)		310	325,989
Series 2017-DNA2, Class B1 5.298% (LIBOR 1 Month + 5.15%), 10/25/2029(m)		978	1,039,195
Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(m)		1,374	1,419,046
Series 2017-DNA3, Class B1 4.598% (LIBOR 1 Month + 4.45%), 03/25/2030(m)		615	631,865
Series 2017-HQA1, Class M2 3.698% (LIBOR 1 Month + 3.55%), 08/25/2029(m)		1,815	1,862,706
Series 2018-HQA1, Class M2 2.448% (LIBOR 1 Month + 2.30%), 09/25/2030(m)		381	379,965
Series 2018-HQA2, Class M2 2.448% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (m)		2,257	2,234,269
Series 2019-DNA1, Class M2 2.798% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (m)		409	407,934
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (m)		444	441,843
Series 2020-DNA1, Class M1 0.848% (LIBOR 1 Month + 0.70%), 01/25/2050(a) (m)		45	44,536
Series 2020-HQA2, Class M2 3.248% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (m)		99	99,058
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.548% (LIBOR 1 Month + 4.40%), 01/25/2024(m)		1,526	1,537,867
Series 2014-C03, Class 2M2 3.048% (LIBOR 1 Month + 2.90%), 07/25/2024(m)		73	72,687
Series 2014-C04, Class 1M2 5.048% (LIBOR 1 Month + 4.90%), 11/25/2024(m)		2,195	2,251,574
Series 2015-C01, Class 1M2 4.448% (LIBOR 1 Month + 4.30%), 02/25/2025(m)		1,275	1,299,240
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(m)		268	272,226

	Principal Amount (000)		U.S. $ Value

Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(m)	U.S.$	396	$402,587
Series 2015-C03, Class 1M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(m)		1,199	1,232,440
Series 2015-C04, Class 1M2 5.848% (LIBOR 1 Month + 5.70%), 04/25/2028(m)		1,543	1,646,065
Series 2015-C04, Class 2M2 5.698% (LIBOR 1 Month + 5.55%), 04/25/2028(m)		472	496,744
Series 2016-C01, Class 1B 11.898% (LIBOR 1 Month + 11.75%), 08/25/2028(m)		677	828,361
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(m)		1,773	1,901,254
Series 2016-C01, Class 2M2 7.098% (LIBOR 1 Month + 6.95%), 08/25/2028(m)		298	316,232
Series 2016-C02, Class 1B 12.398% (LIBOR 1 Month + 12.25%), 09/25/2028(m)		448	558,695
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(m)		1,108	1,174,612
Series 2016-C03, Class 1B 11.898% (LIBOR 1 Month + 11.75%), 10/25/2028(m)		372	455,910
Series 2016-C03, Class 2B 12.898% (LIBOR 1 Month + 12.75%), 10/25/2028(m)		631	772,755
Series 2016-C03, Class 2M2 6.048% (LIBOR 1 Month + 5.90%), 10/25/2028(m)		2,246	2,360,447
Series 2016-C04, Class 1B 10.398% (LIBOR 1 Month + 10.25%), 01/25/2029(m)		1,483	1,740,362
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(m)		1,818	2,186,326
Series 2016-C06, Class 1B 9.398% (LIBOR 1 Month + 9.25%), 04/25/2029(m)		1,282	1,434,729
Series 2016-C07, Class 2B 9.648% (LIBOR 1 Month + 9.50%), 05/25/2029(m)		1,558	1,767,158
Series 2016-C07, Class 2M2 4.498% (LIBOR 1 Month + 4.35%), 05/25/2029(m)		154	160,393
Series 2017-C01, Class 1B1 5.898% (LIBOR 1 Month + 5.75%), 07/25/2029(m)		460	491,325

	Principal Amount (000)		U.S. $ Value

Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(m)	U.S.$	946	$973,123
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(m)		1,053	1,077,569
Series 2017-C03, Class 1B1 4.998% (LIBOR 1 Month + 4.85%), 10/25/2029(m)		312	324,303
Series 2017-C03, Class 1M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2029(m)		164	166,103
Series 2017-C05, Class 1B1 3.748% (LIBOR 1 Month + 3.60%), 01/25/2030(m)		319	319,374
Series 2017-C06, Class 2M2 2.948% (LIBOR 1 Month + 2.80%), 02/25/2030(m)		26	26,028
Series 2018-C01, Class 1B1 3.698% (LIBOR 1 Month + 3.55%), 07/25/2030(m)		1,102	1,098,742
Series 2018-C04, Class 2M2 2.698% (LIBOR 1 Month + 2.55%), 12/25/2030(m)		362	363,097
Home Re Ltd. Series 2018-1, Class M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2028(a) (m)		988	991,148
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.648% (LIBOR 1 Month + 5.50%), 10/25/2025(g) (m)		960	884,589
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.048% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (m)		2,683	2,556,945
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.698% (LIBOR 1 Month + 2.55%), 07/25/2029(a) (m)		3,150	3,144,926
Oaktown Re Ltd. Series 2017-1A, Class M2 4.148% (LIBOR 1 Month + 4.00%), 04/25/2027(a) (m)		278	278,304
Radnor Re Ltd. Series 2018-1, Class M2 2.848% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (m)		150	150,305

	Principal Amount (000)		U.S. $ Value

Series 2019-1, Class M2 3.348% (LIBOR 1 Month + 3.20%), 02/25/2029(a) (m)	U.S.$	1,500	$1,475,557
STACR Trust Series 2018-DNA3, Class M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (n)		1,631	1,612,319
Traingle Re Ltd. Series 2020-1, Class M2 5.748% (LIBOR 1 Month + 5.60%), 10/25/2030(a) (m)		480	481,268
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.648% (LIBOR 1 Month + 5.50%), 11/25/2025(g) (m)		317	311,758

			88,129,019

Non-Agency Fixed Rate – 0.6%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		646	516,126
Series 2006-42, Class 1A6 6.00%, 01/25/2047		559	446,076
Series 2006-HY12, Class A5 3.256%, 08/25/2036		869	910,401
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		802	738,873
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		679	555,719
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.80%, 05/25/2047		133	129,729
Series 2007-4, Class 22A1 3.607%, 06/25/2047		560	546,885
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		453	243,969
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.997%, 09/25/2047		145	135,872
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.849%, 03/25/2037		89	86,713
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		690	693,470
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		256	168,223
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		321	315,446
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		158	111,611

	Principal Amount (000)		U.S. $ Value

Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.535%, 10/25/2036	U.S.$	1,367	$531,768
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.91%, 12/28/2037		552	517,261

			6,648,142

Non-Agency Floating Rate – 0.5%
Alternative Loan Trust Series 2007-7T2, Class A3 0.748% (LIBOR 1 Month + 0.60%), 04/25/2037(m)		2,313	670,797
Citigroup Mortgage Loan Trust Series 2005-8, Class 2A2 4.652% (4.80% - LIBOR 1 Month), 09/25/2035(m) (n)		120	4,115
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.748% (LIBOR 1 Month + 0.60%), 08/25/2037(m)		394	174,788
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.398% (LIBOR 1 Month + 0.25%), 04/25/2037(m)		261	71,255
Series 2007-FA2, Class 1A6 5.402% (5.55% - LIBOR 1 Month), 04/25/2037(m) (n)		88	17,584
Lehman XS Trust Series 2007-10H, Class 2AIO 6.845% (7.00% - LIBOR 1 Month), 07/25/2037(m) (n)		213	41,227
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 6.402% (6.55% - LIBOR 1 Month), 12/25/2036(m) (n)		2,722	577,032
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 0.508% (LIBOR 1 Month + 0.36%), 01/25/2037(m)		7,184	3,958,200

			5,514,998

Agency Fixed Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(o)		16,119	3,565,840

	Principal Amount (000)		U.S. $ Value

Freddie Mac Strips Series 247, Class 54 5.50%, 04/15/2036(o)	U.S.$	7,619	$1,522,760

			5,088,600

Total Collateralized Mortgage Obligations (cost $101,044,288)			105,380,759

GOVERNMENTS - TREASURIES – 6.3%
Colombia – 0.6%
Colombian TES Series B 10.00%, 07/24/2024	COP	18,165,600	6,458,135

Mexico – 0.2%
Mexican Bonos Series M 20 7.50%, 06/03/2027	MXN	46,433	2,649,518

Russia – 0.7%
Russian Federal Bond - OFZ Series 6209 7.60%, 07/20/2022	RUB	37,074	524,758
Series 6212 7.05%, 01/19/2028		220,100	3,207,722
Series 6217 7.50%, 08/18/2021		274,943	3,791,394

			7,523,874

United States – 4.8%
U.S. Treasury Bonds 2.75%, 11/15/2042(p)	U.S.$	2,200	2,724,219
5.00%, 05/15/2037(p)		1,900	2,976,172
5.25%, 02/15/2029(q)		3,350	4,536,633
6.125%, 11/15/2027(r)		1,000	1,372,031
U.S. Treasury Notes 2.25%, 02/15/2027(q) (r) (s)		23,373	25,834,469
2.875%, 08/15/2028(q)		13,970	16,227,028

			53,670,552

Total Governments - Treasuries (cost $63,459,812)			70,302,079

BANK LOANS – 5.1%
Industrial – 4.8%
Basic – 0.0%
Illuminate Buyer, LLC 4.147% (LIBOR 1 Month + 4.00%), 06/30/2027(t)		559	558,365

Capital Goods – 0.5%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(t)		2,217	2,187,525

	Principal Amount (000)		U.S. $ Value

Brookfield WEC Holdings, Inc. (fka Westinghouse Electric Company LLC) 3.750% (LIBOR 1 Month + 3.00%), 08/01/2025(t)	U.S.$	865	$861,823
BWay Holding Company 3.480% (LIBOR 3 Month + 3.25%), 04/03/2024(t)		992	955,906
Granite US Holdings Corporation 5.504% (LIBOR 3 Month + 5.25%), 09/30/2026(b) (t)		1,539	1,534,679
TransDigm, Inc. 2.397% (LIBOR 1 Month + 2.25%), 12/09/2025(t)		349	341,794
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.645% (LIBOR 1 Month + 2.50%), 10/23/2025(t)		110	103,507

			5,985,234

Communications - Media – 0.3%
Advantage Sales & Marketing, Inc. 6.000% (LIBOR 3 Month + 5.25%), 10/28/2027(t)		1,750	1,741,985
Clear Channel Outdoor Holdings, Inc. 3.714% (LIBOR 3 Month + 3.50%), 08/21/2026(t)		321	308,091
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.147% (LIBOR 1 Month + 3.00%), 05/01/2026(t)		396	389,070
LCPR Loan Financing LLC 5.159% (LIBOR 1 Month + 5.00%), 10/15/2026(t)		578	579,967
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(t)		448	449,895

			3,469,008

Communications - Telecommunications – 0.3%
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(t)		1,099	1,062,145
Zacapa S.A.R.L. 07/02/2025(u)		2,170	2,161,190

			3,223,335

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.647% (LIBOR 1 Month + 3.50%), 04/30/2026(t)		495	491,941

	Principal Amount (000)		U.S. $ Value

Navistar, Inc. 3.660% (LIBOR 1 Month + 3.50%), 11/06/2024(t)	U.S.$	345	$344,250

			836,191

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(t)		952	923,080

Consumer Cyclical - Other – 0.5%
Caesars Resort Collection, LLC 2.897% (LIBOR 1 Month + 2.75%), 12/23/2024(t)		1,387	1,359,277
Flutter Entertainment PLC 3.754% (LIBOR 3 Month + 3.50%), 07/10/2025(t)		127	127,236
Playtika Holding Corp. 7.000% (LIBOR 3 Month + 6.00%), 12/10/2024(t)		2,941	2,955,582
Scientific Games International, Inc. 2.897% (LIBOR 1 Month + 2.75%), 08/14/2024(t)		860	838,791

			5,280,886

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(t)		844	835,847
Whatabrands LLC 2.904% (LIBOR 1 Month + 2.75%), 07/31/2026(t)		381	377,099

			1,212,946

Consumer Cyclical - Retailers – 0.2%
Bass Pro Group, LLC 5.750% (LIBOR 1 Month + 5.00%), 09/25/2024(t)		487	487,385
PetSmart, Inc. 4.500% (LIBOR 3 Month + 3.50%), 03/11/2022(t)		796	794,066
Serta Simmons Bedding, LLC 9.000% (LIBOR 3 Month + 8.00%), 11/08/2024(t)		1,270	471,510

			1,752,961

Consumer Non-Cyclical – 1.1%
Acadia Healthcare Company, Inc. 2.647% (LIBOR 1 Month + 2.50%), 02/16/2023(t)		443	441,003

	Principal Amount (000)		U.S. $ Value

Aldevron, L.L.C. 5.250% (LIBOR 1 Month + 4.25%), 10/12/2026(t)	U.S.$	812	$813,412
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.897% (LIBOR 1 Month + 7.75%), 09/26/2025(t)		1,866	1,854,312
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 3 Month + 5.00%), 07/05/2023(b) (t)		1,055	1,013,040
Froneri International Limited 5.897% (LIBOR 1 Month + 5.75%), 01/31/2028(b) (t)		160	160,800
Global Medical Response, Inc. (fka Air Medical) 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(t)		907	897,373
Kronos Acquisition Holdings, Inc. 12/22/2026(u)		790	789,012
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.897% (LIBOR 1 Month + 3.75%), 11/16/2025(t)		793	789,568
Mallinckrodt International Finance S.A. 5.500% (LIBOR 3 Month + 4.75%), 09/24/2024(t)		932	875,057
Milano Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(t)		1,240	1,237,929
U.S. Renal Care, Inc. 5.146% (LIBOR 1 Month + 5.00%), 06/26/2026(t)		1,554	1,544,586
US Radiology Specialists, Inc. 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(t)		1,980	1,963,289

			12,379,381

Energy – 0.0%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(t)		520	514,680

Other Industrial – 0.3%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(t)		221	213,822
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(t)		75	71,085
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(t)		635	604,041
Core & Main LP 3.750% (LIBOR 3 Month + 2.75%), 08/01/2024(t)		195	194,184

	Principal Amount (000)		U.S. $ Value

Dealer Tire, LLC 4.397% (LIBOR 1 Month + 4.25%), 12/12/2025(t)	U.S.$	297	$294,276
Rockwood Service Corporation 4.397% (LIBOR 1 Month + 4.25%), 01/23/2027(b) (t)		88	87,507
RS IVY Holdco ,Inc. 6.500%, 12/23/2027(b) (u)		1,390	1,376,100

			2,841,015

Services – 0.6%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.397% (LIBOR 1 Month + 4.25%), 07/10/2026(t)		286	284,709
Amentum Government Services Holdings LLC 3.647% (LIBOR 1 Month + 3.50%), 01/29/2027(t)		318	317,206
Garda World Security Corporation 4.990% (LIBOR 3 Month + 4.75%), 10/30/2026(t)		104	103,604
Parexel International Corporation 2.897% (LIBOR 1 Month + 2.75%), 09/27/2024(t)		231	226,960
Pi Lux Finco SARL 8.250% (LIBOR 3 Month + 7.25%), 01/01/2026(b) (t)		3,100	3,053,500
Refinitiv US Holdings, Inc. (fka Financial & Risk US Holdings, Inc.) 3.397% (LIBOR 1 Month + 3.25%), 10/01/2025(t)		382	381,405
Sabre GLBL, Inc. 12/17/2027(b) (u)		620	620,775
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(t)		737	654,137
Verscend Holding Corp. 4.647% (LIBOR 1 Month + 4.50%), 08/27/2025(t)		757	755,837

			6,398,133

Technology – 0.7%
athenahealth, Inc. 4.648% (LIBOR 1 Month + 4.50%), 02/11/2026(t)		2,016	2,010,252
Avaya, Inc. 4.409% (LIBOR 1 Month + 4.25%), 12/15/2024(t)		46	46,199
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 4.397% (LIBOR 1 Month + 4.25%), 10/02/2025(t)		1,530	1,522,081

	Principal Amount (000)		U.S. $ Value

Pitney Bowes, Inc. 5.650% (LIBOR 1 Month + 5.50%), 01/07/2025(t)	U.S.$	1,089	$1,077,930
Presidio Holdings, Inc. 3.720% (LIBOR 3 Month + 3.50%), 01/22/2027(t)		396	394,402
Solera, LLC (Solera Finance, Inc.) 2.897% (LIBOR 1 Month + 2.75%), 03/03/2023(t)		2,510	2,487,876
Veritas Us, Inc. 6.500% (LIBOR 3 Month + 5.50%), 09/01/2025(t)		588	585,306

			8,124,046

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.750% (LIBOR 3 Month + 4.75%), 04/29/2023(t)		169	171,537

			53,670,798

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(t)		1,667	1,667,616
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(t)		313	313,182

			1,980,798

Financial Institutions – 0.1%
Insurance – 0.1%
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.147% (LIBOR 1 Month + 4.00%), 09/03/2026(t)		1,391	1,384,985

Total Bank Loans (cost $57,674,213)			57,036,581

EMERGING MARKETS – CORPORATE BONDS – 4.5%
Industrial – 4.0%
Basic – 1.7%
Braskem America Finance Co. 7.125%, 07/22/2041(a)		944	1,089,730
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		1,342	1,376,808
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		949	959,088
CSN Inova Ventures 6.75%, 01/28/2028(a)		305	331,402
CSN Resources SA 7.625%, 02/13/2023-04/17/2026(a)		3,080	3,275,931

	Principal Amount (000)		U.S. $ Value

Eldorado Gold Corp. 9.50%, 06/01/2024(a)	U.S.$	1,503	$1,664,702
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		1,215	1,316,706
7.25%, 04/01/2023(a)		4,236	4,343,256
7.50%, 04/01/2025(a)		261	270,787
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		1,681	1,817,581
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		2,112	2,226,441

			18,672,432

Capital Goods – 0.2%
Cemex SAB de CV 5.20%, 09/17/2030(a)		200	218,500
7.375%, 06/05/2027(a)		424	481,638
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	973,654
6.95%, 01/17/2028(a)		724	819,133
Odebrecht Finance Ltd. 4.375%, 04/25/2025(a) (d) (i)		349	14,178
5.25%, 06/27/2029(a) (d) (i)		1,070	45,141
7.125%, 06/26/2042(a) (d) (i)		2,665	118,259

			2,670,503

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		481	514,820
VTR Finance NV 6.375%, 07/15/2028(a)		322	351,609

			866,429

Communications - Telecommunications – 0.2%
Digicel Group 0.5 Ltd. 7.00%, 01/15/2021(c) (g) (l)		85	23,462
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a) (c)		140	73,673
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(c)		259	228,013
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. 8.75%, 05/25/2024(a)		657	692,057
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		380	435,100
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		615	655,639
VTR Comunicaciones SpA 5.125%, 01/15/2028(a)		423	450,230

			2,558,174

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.5%
Melco Resorts Finance Ltd. 5.625%, 07/17/2027(a)	U.S.$	1,178	$1,240,535
5.75%, 07/21/2028(a)		212	225,884
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		222	231,067
5.375%, 05/15/2024(a)		398	411,968
5.875%, 05/15/2026(a)		414	436,207
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		448	472,640
6.50%, 01/15/2028(a)		423	453,007
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		286	290,111
5.50%, 01/15/2026-10/01/2027(a)		1,481	1,535,521
5.625%, 08/26/2028(a)		717	749,008

			6,045,948

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b) (c) (f) (g)		1,052	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (c) (f) (g)		541	0

			0

Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 09/29/2026(a)		798	843,087
BRF SA 4.875%, 01/24/2030(a)		1,018	1,104,848
Cosan Ltd. 5.50%, 09/20/2029(a)		461	504,795
Minerva Luxembourg SA 6.50%, 09/20/2026(a)		449	470,749
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025		1,040	1,149,056
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (c) (f) (g)		618	18,606
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		327	353,820
USJ Acucar e Alcool SA 9.875%, 11/09/2023(a) (d) (i)		670	194,180
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d) (e) (g)		4,090	34,807
10.875%, 01/13/2020(d) (e) (g)		480	96,000
11.75%, 02/09/2022(d) (g) (i)		1,620	8,100

			4,778,048

	Principal Amount (000)		U.S. $ Value

Energy – 0.8%
Geopark Ltd. 5.50%, 01/17/2027(a)	U.S.$	214	$214,335
Leviathan Bond Ltd. 6.50%, 06/30/2027(a)		1,197	1,349,114
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		503	527,521
MV24 Capital BV 6.748%, 06/01/2034(a)		525	576,087
Peru LNG Srl 5.375%, 03/22/2030(a)		2,064	1,813,740
Petrobras Global Finance BV 5.093%, 01/15/2030		500	559,301
5.60%, 01/03/2031		3,345	3,844,491

			8,884,589

Transportation - Services – 0.1%
Rumo Luxembourg SARL 7.375%, 02/09/2024(a)		468	487,451

			44,963,574

Utility – 0.4%
Electric – 0.4%
AES Gener SA 6.35%, 10/07/2079(a)		495	546,975
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		1,927	2,229,298
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(a)		1,120	1,175,650
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		208	234,575
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		118	121,158

			4,307,656

Financial Institutions – 0.1%
Banking – 0.0%
Fidelity Bank PLC 10.50%, 10/16/2022(a)		550	582,141

Finance – 0.0%
Global Aircraft Leasing Co., Ltd. 6.50% (6.50% Cash or 7.25% PIK), 09/15/2024(a) (c)		247	220,422

Insurance – 0.1%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023(a) (m)		54	53,487

	Principal Amount (000)		U.S. $ Value

Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (c)	U.S.$	674	$720,507

			773,994

			1,576,557

Total Emerging Markets - Corporate Bonds (cost $55,431,497)			50,847,787

EMERGING MARKETS - TREASURIES – 1.8%
Brazil – 1.8%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023 (cost $19,115,826)	BRL	96,422	20,499,516

	Shares

COMMON STOCKS – 1.5%
Financials – 0.5%
Consumer Finance – 0.1%
Paysafe Group Ltd. - Class B(b) (d) (f)		3,960	1,362,115

Insurance – 0.4%
Mt. Logan Re Ltd. (Preference Shares)(b)		700	764,307
Mt. Logan Re Ltd. (Preference Shares)(b) (d) (f) (j)		2,953	3,067,311

			3,831,618

			5,193,733

Energy – 0.3%
Energy Equipment & Services – 0.1%
Tervita Corp.(d)		397,910	906,543
Vantage Drilling International(d)		18,414	55,242

			961,785

Oil, Gas & Consumable Fuels – 0.2%
Berry Corp.		133,464	491,148
CHC Group LLC(d) (j)		420,181	7,563
Denbury, Inc.(d)		36,197	929,901
Golden Energy Offshore Services AS(d)		916,212	104,185
K201640219 South Africa Ltd. A Shares(b) (d) (f)		12,695,187	13
K201640219 South Africa Ltd. B Shares(b) (d) (f)		2,009,762	2
Paragon Offshore Ltd. - Class A(b) (d)		11,814	1,181
Paragon Offshore Ltd. - Class B(b) (d)		17,721	115,186
Whiting Petroleum Corp.(d)		15,070	376,750

			2,025,929

			2,987,714

Company	Shares	U.S. $ Value

Consumer Discretionary – 0.3%
Auto Components – 0.2%
ATD New Holdings, Inc.(b) (d)	20,185	$470,977
Ep Energy Corp.(b) (d) (f)	6,941	138,820
Exide Corp.(b) (f)	945,559	1,077,026
Exide Technologies(b) (d) (f)	59,185	0

		1,686,823

Automobiles – 0.1%
Liberty Tire Recycling LLC(b) (d) (f)	7,822	1,068,983

Hotels, Restaurants & Leisure – 0.0%
Carlson Travel, Inc.(b)	138	59,078

		2,814,884

Consumer Staples – 0.2%
Food & Staples Retailing – 0.2%
Southeastern Grocers, Inc.(b) (d) (f)	38,084	2,723,006

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(d)	36,303	695,202
Monitronics International, Inc.(d)	35,682	446,025

		1,141,227

Materials – 0.1%
Metals & Mining – 0.1%
BIS Industries Holdings Ltd.(b) (d) (f)	838,296	1
Constellium SE(d)	40,866	571,715
Neenah Enterprises, Inc.(b) (d) (f)	58,200	0

		571,716

Industrials – 0.0%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (d) (f)	3	0

Construction & Engineering – 0.0%
Willscot Corp.	18,809	435,805

		435,805

Communication Services – 0.0%
Media – 0.0%
iHeartMedia, Inc. - Class A(d)	25,267	327,966

Total Common Stocks (cost $30,193,321)		16,196,051

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.4%
CLO - Floating Rate – 1.4%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.218% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (m)	U.S.$	2,358	$2,332,493
Balboa Bay Loan Funding 2020-1 Ltd. Series 2020-1A, Class E 8.03% (LIBOR 3 Month + 7.89%), 01/20/2032(a) (m)		359	359,138
Dryden CLO Ltd. Series 2018-57A, Class E 5.421% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (m)		275	254,878
Series 2020-78A, Class C 2.168% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (m)		3,000	3,001,923
Series 2020-78A, Class D 3.218% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (m)		1,329	1,311,536
Dryden Senior Loan Fund Series 2017-49A, Class E 6.518% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (m)		417	412,579
Elevation CLO Ltd. Series 2020-11A, Class C 2.437% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (m)		648	634,306
Series 2020-11A, Class D1 4.087% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (m)		1,006	1,006,112
Elmwood CLO VII Ltd. Series 2020-4A, Class E 7.249% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (m)		402	403,152
Kayne CLO 4 Ltd. Series 2019-4A, Class E 6.965% (LIBOR 3 Month + 6.75%), 04/25/2032(a) (m)		585	585,841
Kayne CLO II Ltd. Series 2018-2A, Class E 6.337% (LIBOR 3 Month + 6.10%), 10/15/2031(a) (m)		250	244,903
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.315% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (m)		1,701	1,663,047
OZLM Ltd. Series 2018-22A, Class D 5.518% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (m)		349	307,942
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 1.358% (LIBOR 3 Month + 1.14%), 04/18/2029(a) (m)		2,490	2,486,285

	Principal Amount (000)		U.S. $ Value

Voya CLO Ltd. Series 2019-1A, Class DR 3.087% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (m)	U.S.$	1,050	$1,001,198

Total Collateralized Loan Obligations (cost $16,080,149)			16,005,333

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)		469	524,547
8.375%, 11/07/2028(a)		1,346	1,584,915

			2,109,462

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(a)		224	247,730

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		660	814,733

Mexico – 0.9%
Petroleos Mexicanos
5.95%, 01/28/2031		4,130	4,119,675
6.49%, 01/23/2027		507	534,885
6.50%, 01/23/2029		318	328,136
6.75%, 09/21/2047		2,105	1,973,438
6.84%, 01/23/2030		1,144	1,190,904
7.69%, 01/23/2050		2,469	2,489,369

			10,636,407

South Africa – 0.1%
Eskom Holdings SOC Ltd.
6.35%, 08/10/2028(a)		562	623,117
7.125%, 02/11/2025(a)		437	446,423

			1,069,540

United Arab Emirates – 0.1%
DP World Crescent Ltd. 3.875%, 07/18/2029(a)		225	246,938
DP World PLC 5.625%, 09/25/2048(a)		332	422,885

			669,823

Total Quasi-Sovereigns (cost $12,833,579)			15,547,695

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Non-Agency Fixed Rate CMBS – 1.2%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036(a)		691	723,620

	Principal Amount (000)		U.S. $ Value

Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.367%, 04/10/2046(o)	U.S.$	1,315	$32,347
Series 2013-GC17, Class D 5.109%, 11/10/2046(a)		902	785,711
Series 2014-GC23, Class D 4.485%, 07/10/2047(a)		856	764,476
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		182	55,497
Series 2012-CR3, Class XA 1.846%, 10/15/2045(o)		7,120	167,329
Series 2012-CR5, Class XA 1.514%, 12/10/2045(o)		1,703	41,392
Series 2013-LC6, Class D 4.311%, 01/10/2046(a)		3,916	3,542,293
Series 2014-CR15, Class XA 0.93%, 02/10/2047(o)		1,649	37,096
Series 2014-CR20, Class XA 1.022%, 11/10/2047(o)		9,567	309,047
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.489%, 02/10/2046(o)		742	20,337
GS Mortgage Securities Trust Series 2012-GC6, Class D 5.651%, 01/10/2045(a)		1,765	1,475,456
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.606%, 11/15/2045(a) (o)		5,812	113,872
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.603%, 12/10/2045(a) (o)		772	16,965
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.193%, 06/15/2044(a)		1,022	900,079
Series 2012-C7, Class XA 1.306%, 06/15/2045(a) (o)		1,267	14,525
Series 2012-C8, Class E 4.885%, 08/15/2045(a)		3,766	2,784,077
Series 2012-C10, Class XA 1.523%, 12/15/2045(a) (o)		2,944	73,992
Series 2014-C25, Class D 3.803%, 11/15/2047(a)		1,807	1,577,929

			13,436,040

Non-Agency Floating Rate CMBS – 0.1%
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.17% (LIBOR 1 Month + 3.02%), 12/19/2030(a) (m)		838	790,782

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.909% (LIBOR 1 Month + 4.75%), 05/15/2036(a) (m)	U.S.$	301	$181,686

			972,468

Total Commercial Mortgage-Backed Securities (cost $16,097,795)			14,408,508

ASSET-BACKED SECURITIES – 1.0%
Other ABS - Fixed Rate – 0.4%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.868%, 06/15/2043(g)		184	173,800
Series 2019-24, Class PT 10.463%, 08/15/2044(g)		315	294,292
Series 2019-36, Class PT 13.636%, 10/17/2044(g)		423	392,972
Series 2019-43, Class PT 6.544%, 11/15/2044(g)		266	254,573
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 10.442%, 05/15/2043(g)		152	147,644
Series 2018-12, Class PT 12.419%, 06/15/2043(g)		144	134,015
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.793%, 03/16/2043(g)		32	31,368
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		1,350	1,370,479
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(b) (f) (g)		628	117,101
Series 2017-3, Class R Zero Coupon, 05/25/2026(b) (f) (g)		10	384,000
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(b) (f) (g)		12	289,219
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(b) (f) (g)		16	605,823
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046(a)		773	833,321

			5,028,607

Autos - Fixed Rate – 0.3%
CPS Auto Trust Series 2018-C, Class D 4.40%, 06/17/2024(a)		1,050	1,087,364

	Principal Amount (000)		U.S. $ Value

Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)	U.S.$	1,050	$1,101,082
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		770	794,485

			2,982,931

Home Equity Loans - Fixed Rate – 0.3%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 6.22%, 09/25/2036		594	272,999
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.554%, 10/25/2035		618	624,231
GSAA Home Equity Trust Series 2005-12, Class AF5 6.159%, 09/25/2035		887	729,754
Series 2006-10, Class AF3 5.985%, 06/25/2036		1,002	403,961
Series 2006-6, Class AF4 6.121%, 03/25/2036		1,398	578,892
Series 2006-6, Class AF5 6.241%, 03/25/2036		518	214,437

			2,824,274

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.552%, 05/25/2037		79	78,261

Total Asset-Backed Securities (cost $14,782,451)			10,914,073

	Shares

INVESTMENT COMPANIES – 0.5%
Funds and Investment Trusts – 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF(v) (cost $5,351,457)		49,000	5,679,590

PREFERRED STOCKS – 0.3%
Financial Institutions – 0.2%
Banking – 0.1%
Paysafe Holdings UK Ltd. 0.00%(b) (d) (f)		1,240,623	1,418,244

Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%		42,175	1,164,452

			2,582,696

Company	Shares		U.S. $ Value

Industrial – 0.1%
Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		35,175	$1,099,219

Total Preferred Stocks (cost $3,243,961)			3,681,915

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	750	1,356,585
State of Illinois Series 2010 7.35%, 07/01/2035		1,915	2,283,178

Total Local Governments - US Municipal Bonds (cost $2,679,006)			3,639,763

INFLATION-LINKED SECURITIES – 0.3%
Colombia – 0.3%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	1,437,090	337,270
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		1,230,800	410,582
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		6,642,880	2,118,409

Total Inflation-Linked Securities (cost $2,832,057)			2,866,261

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051	U.S.$	1,258	1,397,638

Mexico – 0.1%
Mexico Government International Bond
4.75%, 04/27/2032		534	641,801
5.00%, 04/27/2051		461	574,752

			1,216,553

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(b) (d) (f) (l)	EUR	620	0

Total Governments - Sovereign Bonds (cost $3,041,824)			2,614,191

Company	Shares			U.S. $ Value

WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(d)		53,489		$176,514
Encore Automotive Acceptance, expiring 07/05/2031(b) (d) (f)		8		0
Flexpath Capital, Inc., expiring 04/15/2031(b) (d) (f)		10,974		0
iHeartMedia, Inc., expiring 05/01/2039(d)		278		3,575
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(d)		46,951		526
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(d)		19,772		257
Willscot Corp., expiring 11/29/2022(b) (d) (f)		29,123		265,281

Total Warrants (cost $389,758)				446,153

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Jan 2021; Contracts: 4,120,000; Exercise Rate: 0.02%; Counterparty: JPMorgan Chase Bank, NA (cost $73,846)	USD	4,120,000		30,309

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (d) (l) (cost $0)		10,721		10,721

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(v) (w) (x) (cost $7,402,887)		7,402,887		7,402,887

	Principal Amount (000)

Governments - Treasuries – 0.3%
Egypt – 0.3%
Egypt Treasury Bills Zero Coupon, 03/23/2021	EGP	28,000		1,732,743
Series 364D Zero Coupon, 03/16/2021		31,850		1,976,890

Total Governments - Treasuries (cost $3,712,818)				3,709,633

Time Deposits – 0.2%
BBH, Grand Cayman (0.20)%, 01/05/2021	NZD	0	**	135
Citibank, London (0.72)%, 01/04/2021	EUR	31		37,699
0.01%, 01/04/2021	GBP	45		61,149

	Principal Amount (000)		U.S. $ Value

Citibank, New York 0.01%, 01/04/2021	U.S.$	2,473	$2,473,343

Total Time Deposits (cost $2,572,326)			2,572,326

Total Short-Term Investments (cost $13,688,031)			13,684,846

Total Investments – 100.2% (cost $1,091,287,713)(y)			1,122,352,152
Other assets less liabilities – (0.2)%			(1,878,921)

Net Assets – 100.0%			$1,120,473,231

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	109	March 2021	$17,043,172	$(52,797)
U.S. Long Bond (CBT) Futures	58	March 2021	10,044,874	(128,149)
U.S. T-Note 10 Yr (CBT) Futures	404	March 2021	55,783,563	87,805
U.S. Ultra Bond (CBT) Futures	72	March 2021	15,376,500	(298,797)
Sold Contracts
CBOE VIX Futures	42	February 2021	1,074,150	(36,179)
U.S. T-Note 5 Yr (CBT) Futures	309	March 2021	38,984,695	(89,320)

				$(517,437)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	11	CLP	7,583	01/14/2021	$(9)
Bank of America, NA	USD	12	IDR	186,293	01/15/2021	887
Bank of America, NA	RUB	622,990	USD	8,462	01/22/2021	57,088
Barclays Bank PLC	USD	25	KRW	27,931	01/14/2021	438
Barclays Bank PLC	INR	543	USD	7	01/15/2021	(93)
Barclays Bank PLC	TWD	379	USD	14	01/27/2021	75
Brown Brothers Harriman & Co.	SGD	210	USD	155	01/07/2021	(3,243)
Brown Brothers Harriman & Co.	USD	162	SGD	218	01/07/2021	2,944
Brown Brothers Harriman & Co.	AUD	99	USD	73	01/12/2021	(3,829)
Brown Brothers Harriman & Co.	USD	90	AUD	124	01/12/2021	5,214
Brown Brothers Harriman & Co.	NOK	209	USD	23	01/15/2021	(1,259)
Brown Brothers Harriman & Co.	SEK	72	USD	9	01/15/2021	57
Brown Brothers Harriman & Co.	SEK	832	USD	97	01/15/2021	(4,514)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	45	NOK	404	01/15/2021	$1,828
Brown Brothers Harriman & Co.	USD	90	SEK	791	01/15/2021	6,078
Brown Brothers Harriman & Co.	GBP	33	USD	44	01/21/2021	(1,320)
Brown Brothers Harriman & Co.	USD	28	GBP	21	01/21/2021	555
Brown Brothers Harriman & Co.	USD	9	TRY	69	01/21/2021	581
Brown Brothers Harriman & Co.	CHF	79	USD	87	01/29/2021	(2,350)
Brown Brothers Harriman & Co.	USD	10	CHF	9	01/29/2021	(32)
Brown Brothers Harriman & Co.	USD	55	ZAR	829	02/04/2021	1,532
Brown Brothers Harriman & Co.	ZAR	549	USD	37	02/04/2021	138
Brown Brothers Harriman & Co.	ZAR	1,203	USD	78	02/04/2021	(3,380)
Brown Brothers Harriman & Co.	CNH	60	USD	9	02/10/2021	(27)
Brown Brothers Harriman & Co.	USD	50	CNH	330	02/10/2021	128
Brown Brothers Harriman & Co.	CAD	136	USD	106	02/18/2021	(674)
Brown Brothers Harriman & Co.	USD	94	CAD	120	02/18/2021	540
Brown Brothers Harriman & Co.	MXN	572	USD	29	02/25/2021	111
Brown Brothers Harriman & Co.	MXN	337	USD	17	02/25/2021	(224)
Brown Brothers Harriman & Co.	USD	7	MXN	143	02/25/2021	12
Brown Brothers Harriman & Co.	USD	88	MXN	1,761	02/25/2021	(191)
Brown Brothers Harriman & Co.	JPY	769	USD	7	02/26/2021	14
Brown Brothers Harriman & Co.	JPY	2,691	USD	26	02/26/2021	(203)
Brown Brothers Harriman & Co.	USD	47	NZD	67	03/05/2021	557
Brown Brothers Harriman & Co.	EUR	399	USD	490	03/17/2021	1,403
Brown Brothers Harriman & Co.	EUR	206	USD	251	03/17/2021	(858)
Brown Brothers Harriman & Co.	PLN	98	USD	27	03/24/2021	368
Citibank, NA	BRL	137,193	USD	25,632	01/05/2021	(781,015)
Citibank, NA	USD	21,238	BRL	110,369	01/05/2021	10,222
Citibank, NA	USD	5,295	BRL	26,824	01/05/2021	(130,962)
Citibank, NA	AUD	7,395	USD	5,243	01/12/2021	(458,579)
Citibank, NA	USD	10,811	AUD	14,901	01/12/2021	678,046
Citibank, NA	CLP	17,065	USD	22	01/14/2021	(1,634)
Citibank, NA	USD	70	CLP	53,623	01/14/2021	4,971
Citibank, NA	USD	7	KRW	7,884	01/14/2021	316
Citibank, NA	USD	8	BRL	44	02/02/2021	(12)
Citibank, NA	CNH	222	USD	34	02/10/2021	(185)
Citibank, NA	USD	8,182	EUR	6,679	03/17/2021	(9,355)
Credit Suisse International	USD	5,511	ZAR	81,602	02/04/2021	17,827
Credit Suisse International	MXN	52,470	USD	2,632	02/25/2021	10,342
Deutsche Bank AG	USD	1,898	IDR	27,050,461	01/15/2021	44,568
Deutsche Bank AG	USD	3,245	INR	240,567	01/15/2021	45,924
Goldman Sachs Bank USA	BRL	197	USD	39	01/05/2021	600
Goldman Sachs Bank USA	BRL	296	USD	57	01/05/2021	(27)
Goldman Sachs Bank USA	USD	78	BRL	409	01/05/2021	1,122
Goldman Sachs Bank USA	USD	16	BRL	84	01/05/2021	(209)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	AUD	7,500	USD	5,286	01/12/2021	$(496,711)
Goldman Sachs Bank USA	CLP	62,550	USD	83	01/14/2021	(5,425)
Goldman Sachs Bank USA	COP	44,504	USD	13	01/14/2021	(243)
Goldman Sachs Bank USA	KRW	42,147	USD	38	01/14/2021	(1,093)
Goldman Sachs Bank USA	USD	30	CLP	22,093	01/14/2021	942
Goldman Sachs Bank USA	USD	30	COP	105,652	01/14/2021	1,381
Goldman Sachs Bank USA	USD	37	KRW	41,166	01/14/2021	823
Goldman Sachs Bank USA	IDR	116,867,779	USD	7,798	01/15/2021	(596,090)
Goldman Sachs Bank USA	INR	240,159	USD	3,242	01/15/2021	(43,177)
Goldman Sachs Bank USA	USD	65	IDR	961,836	01/15/2021	3,597
Goldman Sachs Bank USA	USD	79	INR	5,857	01/15/2021	1,016
Goldman Sachs Bank USA	RUB	1,542	USD	21	01/22/2021	74
Goldman Sachs Bank USA	RUB	2,367	USD	31	01/22/2021	(984)
Goldman Sachs Bank USA	USD	25	RUB	1,914	01/22/2021	938
Goldman Sachs Bank USA	TWD	285	USD	10	01/27/2021	19
Goldman Sachs Bank USA	USD	52	TWD	1,474	01/27/2021	205
Goldman Sachs Bank USA	USD	32	TWD	895	01/27/2021	(69)
Goldman Sachs Bank USA	IDR	151,755	USD	11	04/15/2021	1
Goldman Sachs Bank USA	IDR	219,844	USD	16	04/15/2021	(140)
HSBC Bank USA	USD	3,996	IDR	56,896,176	01/15/2021	90,938
HSBC Bank USA	USD	44	RUB	3,431	01/22/2021	1,792
JPMorgan Chase Bank, NA	CLP	35,849	USD	47	01/14/2021	(3,404)
JPMorgan Chase Bank, NA	INR	1,137	USD	15	01/15/2021	(241)
JPMorgan Chase Bank, NA	USD	8	IDR	117,344	01/15/2021	517
JPMorgan Chase Bank, NA	USD	16	INR	1,194	01/15/2021	143
JPMorgan Chase Bank, NA	TWD	469	USD	17	01/27/2021	(8)
JPMorgan Chase Bank, NA	USD	14	TWD	380	01/27/2021	(16)
JPMorgan Chase Bank, NA	INR	703	USD	10	04/15/2021	(15)
JPMorgan Chase Bank, NA	KRW	13,432	USD	12	04/22/2021	3
Morgan Stanley Capital Services LLC	BRL	83,446	USD	16,057	01/05/2021	(7,729)
Morgan Stanley Capital Services LLC	USD	15,863	BRL	83,446	01/05/2021	202,475
Morgan Stanley Capital Services LLC	CLP	17,057	USD	23	01/14/2021	(1,137)
Morgan Stanley Capital Services LLC	KRW	12,233	USD	11	01/14/2021	20
Morgan Stanley Capital Services LLC	USD	8	COP	27,641	01/14/2021	29
Morgan Stanley Capital Services LLC	USD	16	KRW	17,976	01/14/2021	191
Morgan Stanley Capital Services LLC	USD	3,154	IDR	44,655,322	01/15/2021	53,657
Morgan Stanley Capital Services LLC	USD	15	INR	1,113	01/15/2021	168
Morgan Stanley Capital Services LLC	GBP	2,528	USD	3,352	01/21/2021	(105,167)
Morgan Stanley Capital Services LLC	BRL	83,446	USD	15,856	02/02/2021	(203,563)
Morgan Stanley Capital Services LLC	USD	712	EUR	580	03/17/2021	(2,613)
Royal Bank of Scotland PLC	COP	39,019	USD	11	01/14/2021	(200)
Royal Bank of Scotland PLC	KRW	12,368	USD	11	01/14/2021	(433)
Royal Bank of Scotland PLC	USD	18	COP	64,375	01/14/2021	1,280
Royal Bank of Scotland PLC	IDR	231,773	USD	16	01/15/2021	(269)
Royal Bank of Scotland PLC	INR	1,550	USD	21	01/15/2021	(469)
Royal Bank of Scotland PLC	USD	31	IDR	441,629	01/15/2021	695
Royal Bank of Scotland PLC	USD	27	INR	2,001	01/15/2021	274
Royal Bank of Scotland PLC	RUB	1,067	USD	14	01/22/2021	(145)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	11	RUB	822	01/22/2021	$200
Royal Bank of Scotland PLC	TWD	350	USD	12	01/27/2021	(120)
Royal Bank of Scotland PLC	USD	18	TWD	507	01/27/2021	65
Standard Chartered Bank	KRW	17,795	USD	16	01/14/2021	41
Standard Chartered Bank	USD	1,885	IDR	26,734,403	01/15/2021	35,451
Standard Chartered Bank	RUB	1,350	USD	18	01/22/2021	42
UBS AG	COP	36,198,210	USD	9,663	01/14/2021	(935,121)
UBS AG	KRW	16,237	USD	15	01/14/2021	(81)
UBS AG	USD	10	KRW	11,484	01/14/2021	418
UBS AG	INR	530	USD	7	01/15/2021	(117)
UBS AG	USD	14	INR	1,077	01/15/2021	238
UBS AG	RUB	192,935	USD	2,501	01/22/2021	(101,594)
UBS AG	USD	2,735	RUB	204,559	01/22/2021	24,663
UBS AG	USD	15	TWD	420	01/27/2021	34
UBS AG	USD	12	TWD	325	01/27/2021	(36)
UBS AG	EUR	37,470	USD	45,772	03/17/2021	(77,497)

						$(2,671,275)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 06/20/2022*	(5.00)%	Quarterly	0.16%	USD	11,791	$(598,119)	$(297,018)	$(301,101)
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	(5.00)	Quarterly	0.19	USD	35,322	(2,185,558)	(1,079,838)	(1,105,720)
CDX-NAHY Series 30, 5 Year Index, 06/20/2023*	(5.00)	Quarterly	0.21	USD	15,399	(1,090,589)	(510,038)	(580,551)
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	(5.00)	Quarterly	0.13	EUR	12,022	(1,010,142)	(586,759)	(423,383)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2025*	1.00	Quarterly	0.13	USD	2,923	(29,822)	(202,067)	172,245
CDX-NAHY Series 28, 5 Year Index, 06/20/2022*	5.00	Quarterly	0.16	USD	11,791	598,119	322,127	275,992
CDX-NAHY Series 28, 5 Year Index, 06/20/2022*	5.00	Quarterly	0.16	USD	4	276	119	157

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	5.00%	Quarterly	0.19%	USD	35,322	$2,185,558	$1,088,390	$1,097,168
CDX-NAHY Series 30, 5 Year Index, 06/20/2023*	5.00	Quarterly	0.21	USD	15,399	1,090,589	408,581	682,008
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	0.25	USD	24,879	2,334,077	1,037,273	1,296,804
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	0.28	USD	44,971	4,241,681	341,447	3,900,234
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	0.29	USD	142,095	13,468,007	4,868,553	8,599,454
Ford Motor Company, 4.346% 12/08/2026, 06/20/2023*	5.00	Quarterly	0.19	USD	760	66,686	(55,235)	121,921
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	5.00	Quarterly	0.13	EUR	12,022	1,010,065	604,064	406,001
iTraxx Europe Crossover Series 34, 5 Year Index, 12/20/2025*	5.00	Quarterly	0.24	EUR	45,460	6,682,356	3,987,726	2,694,630
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2025*	1.00	Quarterly	0.19	USD	2,376	(83,536)	(281,547)	198,011

						$26,679,648	$9,645,778	$17,033,870

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	1.50%	USD	454	$(120,991)	$(49,805)	$(71,186)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	293	(124,116)	(144,457)	20,341
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	5,000	(2,118,722)	(759,545)	(1,359,177)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.09	EUR	310	23,296	10,335	12,961
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	258	(68,757)	(27,963)	(40,794)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	364	(97,036)	(41,661)	(55,375)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.33	USD	270	13,178	10,318	2,860
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.33	USD	300	14,642	17,942	(3,300)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	2,071	(877,454)	(297,782)	(579,672)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	2,929	(1,241,269)	(421,250)	(820,019)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	5,000	(2,118,722)	(839,491)	(1,279,231)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	5,000	(2,116,639)	(801,610)	(1,315,029)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	10,000	(4,237,444)	(1,448,872)	(2,788,572)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	2.00%	USD	13,500	$(5,720,550)	$(1,953,350)	$(3,767,200)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	133	(35,445)	(14,019)	(21,426)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	180	(47,985)	(15,750)	(32,235)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	360	(95,970)	(34,718)	(61,252)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	360	(95,970)	(32,083)	(63,887)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	371	(98,902)	(30,585)	(68,317)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	530	(141,245)	(55,462)	(85,783)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	719	(191,673)	(75,788)	(115,885)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	1,041	(277,427)	(109,665)	(167,762)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	2,158	(575,287)	(182,071)	(393,216)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	59	(24,993)	(29,051)	4,058
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	59	(24,993)	(29,051)	4,058
United States Steel Corp., 6.650%, 06/01/2037, 12/20/2021*	5.00	Quarterly	0.21	USD	700	21,021	(10,950)	31,971
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	0.29	EUR	768	(74,833)	(137,623)	62,790
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	0.29	EUR	722	(70,351)	(128,650)	58,299

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	1.50%	USD	6,400	$(1,706,667)	$(752,578)	$(954,089)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	12,000	(3,200,000)	(1,345,875)	(1,854,125)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	1,272	(338,988)	(135,857)	(203,131)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	364	(154,192)	(152,980)	(1,212)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	364	(154,192)	(152,085)	(2,107)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	363	(153,769)	(150,775)	(2,994)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	363	(153,769)	(149,883)	(3,886)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	364	(154,192)	(165,546)	11,354
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	1.50	USD	117	(49,562)	(56,382)	6,820
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	1,188	(316,602)	(121,846)	(194,756)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	1.50	USD	10,000	(2,666,667)	(108,090)	(2,558,577)

						$(29,573,237)	$(10,924,554)	$(18,648,683)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR 9,029	03/20/2021	$122,509

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at December 31, 2020
Barclays Capital, Inc.†	(0.25	)%*	-	$ 695,032

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2020
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$695,032	$0	$0	$0	$695,032

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $605,259,429 or 54.0% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2020.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Fair valued by the Adviser.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.63% of net assets as of December 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.868%, 06/15/2043	04/25/2018	$184,157	$173,800	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.463%, 08/15/2044	06/27/2019	306,624	294,292	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.636%, 10/17/2044	09/04/2019	419,157	392,972	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.544%, 11/15/2044	10/09/2019	263,957	254,573	0.02%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 12.419%, 06/15/2043	06/26/2018	144,101	134,015	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 10.442%, 05/15/2043	05/11/2018	$153,079	$147,644	0.01%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.793%, 03/16/2043	03/07/2018	32,507	31,368	0.00%
Digicel Group 0.5 Ltd. 7.00%, 01/15/2021	11/28/2016	104,597	23,462	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	06/28/2019	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	04/30/2015	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,961,195	2,118,409	0.19%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.648%, 10/25/2025	09/18/2015	958,313	884,589	0.08%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017	1,051,633	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017	541,317	0	0.00%
Liberty Tire Recycling LLC 9.50%, 01/15/2023	12/15/2018	705,302	702,692	0.06%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013	2,295,760	0	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	201,601	117,101	0.01%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 05/25/2026	05/11/2017	1,107,300	384,000	0.03%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	1,313,468	289,219	0.03%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	1,569,021	605,823	0.05%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	118,000	121,158	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	1,205,912	18,606	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 – 02/27/2014	2,401,854	34,807	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	96,000	0.01%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014 – 06/09/2014	838,866	8,100	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.648%, 11/25/2025	02/26/2018	316,930	311,758	0.03%

(h)	Convertible security.
(i)	Defaulted.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$6,645,689	$7,563	0.00%
Carlson Travel, Inc. 10,50%, 03/31/2025	08/18/2020	134,490	139,102	0.01%
Mt. Logan Re Ltd. (Preference Shares)	12/30/2014	2,953,000	3,067,311	0.27%

(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(n)	Inverse interest only security.
(o)	IO - Interest Only.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(t)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2020.
(u)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(v)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(w)	The rate shown represents the 7-day yield as of period end.
(x)	Affiliated investments.
(y)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $116,246,709 and gross unrealized depreciation of investments was $(89,863,286), resulting in net unrealized appreciation of $26,383,423.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBOE – Chicago Board Options Exchange

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity

IRS – Interest Rate Swaption

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

COUNTRY BREAKDOWN1

December 31, 2020 (unaudited)

63.7%	United States
4.5%	Brazil
2.6%	United Kingdom
1.8%	Canada
1.8%	Mexico
1.1%	Colombia
1.1%	France
1.1%	Egypt
1.0%	Dominican Republic
1.0%	Cayman Islands
1.0%	Luxembourg
1.0%	Italy
0.9%	Argentina
16.2%	Other
1.2%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following: Angola, Australia, Bahrain, Belgium, Bermuda, Chile, China, Costa Rica, Denmark, Ecuador, El Salvador, Finland, Gabon, Germany, Ghana, Guatemala, Honduras, Hong Kong, India, Indonesia, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Mongolia, Morocco, Netherlands, Nigeria, Norway, Oman, Pakistan, Peru, Russia, Senegal, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB Global High Income Fund

December 31,2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainly, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$447,334,400	$906,938	#	$448,241,338
Corporates - Investment Grade	-0-	142,031,033	-0-		142,031,033
Emerging Markets - Sovereigns	-0-	122,287,650	-0-		122,287,650
Collateralized Mortgage Obligations	-0-	105,380,759	-0-		105,380,759
Governments - Treasuries	-0-	70,302,079	-0-		70,302,079
Bank Loans	-0-	49,190,180	7,846,401		57,036,581
Emerging Markets - Corporate Bonds	-0-	50,829,181	18,606	#	50,847,787
Emerging Markets - Treasuries	-0-	20,499,516	-0-		20,499,516
Common Stocks	5,348,045	-0-	10,848,006	#	16,196,051
Collateralized Loan Obligations	-0-	16,005,333	-0-		16,005,333
Quasi-Sovereigns	-0-	15,547,695	-0-		15,547,695
Commercial Mortgage-Backed Securities	-0-	14,408,508	-0-		14,408,508
Asset-Backed Securities	-0-	9,517,930	1,396,143		10,914,073
Investment Companies	5,679,590	-0-	-0-		5,679,590
Preferred Stocks	2,263,671	-0-	1,418,244		3,681,915
Local Governments - US Municipal Bonds	-0-	3,639,763	-0-		3,639,763
Inflation-Linked Securities	-0-	2,866,261	-0-		2,866,261
Governments - Sovereign Bonds	-0-	2,614,191	0	#	2,614,191
Warrants	180,872	-0-	265,281	#	446,153
Options Purchased - Puts	-0-	30,309	-0-		30,309
Rights	-0-	-0-	10,721		10,721
Short-Term Investments:
Investment Companies	7,402,887	-0-	-0-		7,402,887
Governments - Treasuries	-0-	3,709,633	-0-		3,709,633
Time Deposits	-0-	2,572,326	-0-		2,572,326

Total Investments in Securities	20,875,065	1,078,766,747	22,710,340		1,122,352,152
Other Financial Instruments*:
Assets
Futures	87,805	-0-	-0-		87,805
Forward Currency Exchange Contracts	-0-	1,316,816	-0-		1,316,816
Centrally Cleared Credit Default Swaps	-0-	31,677,414	-0-		31,677,414
Credit Default Swaps	-0-	72,137	-0-		72,137
Total Return Swaps	-0-	122,509	-0-		122,509
Liabilities
Futures	(605,242)	-0-	-0-		(605,242)
Forward Currency Exchange Contracts	-0-	(3,988,091)	-0-		(3,988,091)
Centrally Cleared Credit Default Swaps	-0-	(4,997,766)	-0-		(4,997,766)
Credit Default Swaps	-0-	(29,645,374)	-0-		(29,645,374)
Reverse Repurchase Agreements	(695,032)	-0-	-0-		(695,032)

Total	$19,662,596	$1,073,324,392	$22,710,340		$1,115,697,328

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds#		Common Stocks#
Balance as of 3/31/20	$2,724,178	$17,168,828		$18,514	$5,027,722
Accrued discounts/(premiums)	(4,094)	- 0 -		(231,628)	- 0 -
Realized gain (loss)	(2,881,883)	(46,176)		(9,405)	- 0 -
Change in unrealized appreciation/depreciation	2,770,547	1,220,979		101,008	3,970,249
Purchases/Payups	62,514	1,987,350		147,587	3,184,643
Sales/Paydowns	(1,764,324)	(2,933,148)		(10,525)	(1,209,057)
Transfers into Level 3	- 0 -	786,910		3,055	- 0 -
Transfers out of Level 3	- 0 -	(10,338,342)		- 0 -	(125,551)

Balance as of 12/31/20	$906,938	$7,846,401		$18,606	$10,848,006

Net change in unrealized appreciation/depreciation from investments held as of 12/31/20	$93,809	$893,190		$(108,765)	$2,761,193

	Asset-Backed Securities	Preferred Stocks	Governments - Sovereign Bonds#		Warrants#
Balance as of 3/31/20	$1,293,663	$955,220	$	- 0 -	$127,104
Accrued discounts/(premiums)	- 0 -	- 0 -		- 0 -	- 0 -
Realized gain (loss)	346,466	- 0 -		- 0 -	- 0 -
Change in unrealized appreciation/depreciation	266,461	462,946		- 0 -	138,177
Purchases/Payups	- 0 -	78		- 0 -	- 0 -
Sales/Paydowns	(510,447)	- 0 -		- 0 -	- 0 -
Transfers into Level 3	- 0 -	- 0 -		- 0 -	- 0 -
Transfers out of Level 3	- 0 -	- 0 -		- 0 -	- 0 -

Balance as of 12/31/20	$1,396,143	$1,418,244	$	- 0 -	$265,281

Net change in unrealized appreciation/depreciation from investments held as of 12/31/20	$266,461	$462,946	$	- 0 -	$138,177

	Rights	Short-Term Investments: Governments- Treasuries	Whole Loan Trusts		Total
Balance as of 3/31/20	$11,439	$978,639		$112,600	$28,417,907
Accrued discounts/(premiums)	- 0 -	8,328		- 0 -	(227,394)
Realized gain (loss)	- 0 -	(51,710)		(1,069,096)	(3,711,804)
Change in unrealized appreciation/depreciation	(718)	93,873		1,005,412	10,028,934
Purchases/Payups	- 0 -	- 0 -		- 0 -	5,382,172
Sales/Paydowns	- 0 -	(1,029,130)		(48,916)	(7,505,547)
Transfers into Level 3	- 0 -	- 0 -		- 0 -	789,965
Transfers out of Level 3	- 0 -	- 0 -		- 0 -	(10,463,893)

Balance as of 12/31/20	$10,721	$ - 0 -	$	- 0 -	$22,710,340 +

Net change in unrealized appreciation/depreciation from investments held as of 12/31/20	$(718)	$ - 0 -	$	- 0 -	$4,506,293

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	An amount of $10,338,342 for Bank Loans was transferred out of Level 3 into Level 2 as improved transparency of price inputs has increased the observability during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2020. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 12/31/2020	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$702,692	Discounted Cashflow	0.07 spread adjustment
	$204,246	Recovery Analysis	Collateral Value	$85.10
	$-0-	Qualitative Assessment		$0.00

	$906,938

Common Stocks	$3,067,311	Market Approach	NAV Equivalent	$1,038.71
	$1,362,115	Implied Price based on Pro Forma Equity Valuation		7,185mm
	$1,077,026	Market Approach	Projected Enterprise Value	$502.6mm to $554.7mm
	$1,068,983	Market Approach	EBITDA* Projection EBITDA* Multiples	$63.3mm 8.0X
	$764,307	Market Approach	NAV Equivalent	$1,091.87
	$138,820	Market Approach	Market Neutral Price	$20.00
	$59,078	Market Approach	EBITDA* Projection EBITDA* Multiples	$203mm 8.4X
	$1	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$7,537,641

Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00
Preferred Stocks	$1,418,244	Implied Price based on Pro Forma Equity Valuation		7,185mm
Warrants	$265,281	Option Pricing Model	Exercise Price	$9.11

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, Projected Enterpise Value, Market Neutral Price, Exercise Price, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in 0.07 spread adjustment in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2020 is as follows:

Fund	Market Value 3/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$72,301	$211,430	$276,328	$7,403	$20